Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 24, 2012
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 10,284	$ 5,094	$ 636
Restricted cash	37	91	250
Accounts receivable:
Trade	1,824	2,284	852
Other	264	118	75
Prepaid expenses	93	72	3
Inventory:
On hand	1,744	2,061	1,704
On consignment	63	110	371
Total current assets	14,309	9,830	3,891
PROPERTY, PLANT AND EQUIPMENT, net	462	420	282
NON-CURRENT ASSETS:
Deferred debt issuance costs	961		15
Fund in respect of employee rights upon retirement	282	215	167
Total non-current assets	1,243	215	182
Total assets	16,014	10,465	4,355
CURRENT LIABILITIES:
Current maturities of long-term loan		94	355
Accounts payable and accruals :
Trade	441	814	1,103
Other	2,925	2,217	1,509
Advanced payment from customers	174	316	559
Loans from shareholders			20
Deferred revenues	10		398
Total current liabilities	3,550	3,441	3,944
LONG-TERM LIABILITIES:
Long term loan			75
Liability for employees rights upon retirement	354	270	206
Convertible loans	5,018		1,044
Contingently redeemable warrants	1,706
Total long-term liabilities	7,078	270	1,325
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
Total liabilities	10,628	3,711	5,269
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 68,160,161, 68,178,946 and 49,863,801 shares issued and outstanding at June 30, 2012 and December 31, 2011 and 2010, respectively	7	7	5
Additional paid-in capital	49,101	43,388	21,057
Accumulated deficit	(43,722)	(36,641)	(21,976)
Total equity (capital deficiency)	5,386	6,754	(914)
Total liabilities and equity (less capital deficiency)	$ 16,014	$ 10,465	$ 4,355

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	68,160,161	68,178,946	49,863,801
Common stock, shares outstanding	68,160,161	68,178,946	49,863,801

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
COST OF REVENUES	1,377	1,539	3,011	2,696	2,291
GROSS PROFIT	694	1,187	2,993	2,253	1,120
OPERATING EXPENSES:
Research and development	2,607	1,093	2,474	1,338	1,330
Selling and marketing	1,246	1,045	1,973	1,236	1,040
General and administrative (including $1,454, $8,542, $869 and $65 of share based compensation for the six month period ended June 30, 2012, and the years ended December 31, 2011, 2010 and 2009, respectively)	3,999	2,391	12,275	2,898	1,467
Total operating expenses	7,852	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(7,158)	(3,342)	(13,729)	(3,219)	(2,717)
FINANCIAL EXPENSES (INCOME), net	(109)	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(7,049)	(4,129)	(14,663)	(3,373)	(2,677)
TAX EXPENSES	32	20	2	47	47
NET LOSS	$ (7,081)	$ (4,149)	$ (14,665)	$ (3,420)	$ (2,724)
NET LOSS PER SHARE - basic and diluted	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 1,944		$ 9,590	$ 1,620	$ 562
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 1,454	$ 99	$ 8,542	$ 869	$ 65

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
BALANCE at Dec. 31, 2008	$ 134	$ 5	$ 15,961	$ (15,832)
BALANCE, shares at Dec. 31, 2008		47,061,936
Net loss	(2,724)			(2,724)
Exercise of options by employees
Exercise of options by employees, shares		458,722
Employee and non-employee share-based compensation expenses	594		594
Employee and non-employee share-based compensation expenses, shares
Redemption of beneficial conversion feature of convertible loan	(308)		(308)
Issuance of ordinary shares, net of issuance cost	965		965
Issuance of ordinary shares, net of issuance cost, shares		817,722
BALANCE at Dec. 31, 2009	(1,339)	5	17,212	(18,556)
BALANCE, shares at Dec. 31, 2009		48,338,380
Net loss	(3,420)			(3,420)
Employee and non-employee share-based compensation expenses	1,640		1,640
Employee and non-employee share-based compensation expenses, shares
Issuance of warrants, net of $23 issuance costs	424		424
Issuance of ordinary shares, net of issuance cost	1,781		1,781
Issuance of ordinary shares, net of issuance cost, shares		1,525,421
BALANCE at Dec. 31, 2010	(914)	5	21,057	(21,976)
BALANCE, shares at Dec. 31, 2010	49,863,801	49,863,801
Net loss	(14,665)			(14,665)
Exercise of options by employees	1,500		1,500
Exercise of options by employees, shares		1,000,000
Employee and non-employee share-based compensation expenses	11,606	1	11,605
Employee and non-employee share-based compensation expenses, shares		2,993,785
Issuance of shares and warrants, net of $2,835 issuance costs	7,654	1	7,653
Issuance of shares and warrants, net of $2,835 issuance costs, shares		12,992,269
Issuance of ordinary shares, net of issuance cost	805		805
Issuance of ordinary shares, net of issuance cost, shares		802,866
Conversion of convertible loans	768		768
Conversion of convertible loans, shares		526,225
BALANCE at Dec. 31, 2011	6,754	7	43,388	(36,641)
BALANCE, shares at Dec. 31, 2011	68,178,946	68,178,946
Net loss	(7,081)			(7,081)
Employee and non-employee share-based compensation expenses	1,944		1,944
Acquisition and cancellation of shares	(21)		(21)
Acquisition and cancellation of shares, shares	(18,785)	(18,785)
Beneficial conversion feature of convertible loan	3,790		3,790
BALANCE at Jun. 30, 2012	$ 5,386	$ 7	$ 49,101	$ (43,722)
BALANCE, shares at Jun. 30, 2012	68,160,161	68,160,161

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Issuance of warrants, issuance costs		$ 23
Issuance of shares and warrants, issuance costs	2,835
Issuance of ordinary shares, issuance cost	$ 185	$ 97	$ 44

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,081)	$ (14,665)	$ (3,420)	$ (2,724)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	69	89	91	89
Loss from sale of property, plant and equipment		15
Change in liability for employees right upon retirement	84	58	42	42
Financial expenses (income)	(315)	897	94	(224)
Share-based compensation expenses	1,944	9,590	1,620	562
Loss (gains) on amounts funded in respect of employee rights upon retirement, net	(6)	8	(11)	(10)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	(21)	(69)	36	(32)
Decrease (increase) in trade receivables	460	(1,432)	337	(969)
Decrease (increase) in other receivables	(146)	(50)	9	(27)
Decrease in inventory on consignment	47	261	722	330
Decrease (increase) in inventory on hand	317	(357)	(758)	(241)
Increase (decrease) in trade payables	(291)	(371)	196	612
Increase (decrease) in deferred revenues	10	(398)	(1,577)	(507)
Increase (decrease) in other payable and advance payment from customers	566	421	(91)	1,554
Net cash used in operating activities	(4,363)	(6,003)	(2,710)	(1,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	54	159	52	(272)
Purchase of property, plant and equipment	(193)	(139)	(81)	(34)
Proceeds from sale of property, plant and equipment		41		4
Amounts funded in respect of employee rights upon retirement, net	(61)	(48)	(17)	(44)
Net cash provided (used) in investing activities	(200)	13	(46)	(346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loan and warrants, net of issuance costs of $1,132 in the six month period ended June 30, 2012	9,868
Proceeds from issuance of shares and warrants, net of issuance costs of $ 1,014, $78 and $11 in the years ended December 31, 2011, 2010 and 2009, respectively		10,564	2,245	976
Exercise of options		1,500
Proceeds from long-term loan, net of $41 issuance costs				419
Proceeds from convertible loan at fair value through profit or loss, net of $60 issuance costs			1,073
Repayment of long term loan	(94)	(375)	(281)
Acquisition and cancellation of shares	(21)
Repayment of loans from shareholders		(20)		(20)
Repayment of convertible loans		(1,000)		(720)
Net cash provided by financing activities	9,753	10,669	3,037	655
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		(221)	(21)	41
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,190	4,458	260	(1,195)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,094	636	376	1,571
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	10,284	5,094	636	376
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Taxes on income paid	37	37	56
Interest paid	224	24	30	88
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES -
Receivables on account of shares				20
Conversion of convertible loan into shares		668
Purchasing of property plant and equipment in credit and in consideration of share based payment		$ 144

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Proceeds from issuance of shares and warrants, issuance costs		$ 1,014	$ 78	$ 11
Proceeds from long-term loan, issuance costs				41
Proceeds from issuance of convertible loan and warrants, issuance costs	$ 1,132		$ 60

DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2012
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

InspireMD, Inc., formerly Saguaro Resources, Inc., (the "Company"), a public company, is a Delaware corporation formed on February 29, 2008. On March 28, 2011, the Company changed its name to InspireMD, Inc.

On December 29, 2010, the Company entered into a Share Exchange Agreement (the "Exchange Agreement") by and among the Company and InspireMD Ltd., a limited company incorporated under the laws of the State of Israel in April 2005. Subsequent to the date of execution of the Exchange Agreement, shareholders of InspireMD Ltd., holding 91.7% of InspireMD Ltd.'s issued and outstanding ordinary shares, executed a joinder to the Exchange Agreement and became parties thereto (the "InspireMD Shareholders"). Pursuant to the Exchange Agreement, on March 31, 2011, the InspireMD Shareholders transferred all of their ordinary shares in InspireMD Ltd. to the Company in exchange for 46,471,907 newly issued shares of common stock of the Company (the "Initial Share Exchange"). In addition, the remaining holders of InspireMD Ltd.'s ordinary shares separately transferred all of their ordinary shares of InspireMD Ltd. to the Company, in exchange for an aggregate of 4,194,756 newly issued shares of common stock of the Company (the "Follow Up Share Exchange") and, together with the Initial Share Exchange, the "Share Exchange"). As a result of the Share Exchange, InspireMD Ltd. became a wholly owned subsidiary of the Company.

The Share Exchange was accounted for as a reverse recapitalization, equivalent to the issuance of stock by InspireMD Ltd. for the net monetary assets of the Company. Accordingly, the historical financial statements of the Company reflect the historical operations and financial statements of InspireMD Ltd.

The Company, together with its subsidiaries, is a medical device company focusing on the development and commercialization of its proprietary stent platform technology, MGuard™. MGuard™ provides embolic protection in stenting procedures by placing a micron mesh sleeve over a stent. The Company's initial products are marketed for use in patients with acute coronary syndromes, notably acute myocardial infarction (heart attack) and saphenous vein graft coronary interventions (bypass surgery). The Company markets its products through distributors in international markets, mainly in Europe and Latin America.

In addition, the Company operates in Germany through its wholly-owned subsidiary, InspireMD GmbH, a German limited liability company incorporated in November 2007, where the Company subcontracts the manufacturing of its stents.

The Company has had recurring losses and negative cash flows from operating activities and has significant future commitments. For the six months ended June 30, 2012, the Company had losses of approximately $7.1 million and negative cash flows from operating activities of approximately $4.4 million. The Company's management believes that its working capital as of June 30, 2012 of approximately $10.8 million should enable it to continue funding the negative cash flows from operating activities until October 2013, when its 2012 Convertible Debentures (defined and described in Note 6a) are subject to a noncontingent redemption option that could require the Company to make a payment of $13.3 million, including accrued interest. Since the Company expects to continue incurring negative cash flows from operations and in light of the cash requirement in connection with the 2012 Convertible Debentures, there is substantial doubt about the Company's ability to continue operating as a going concern. These financial statements include no adjustments of the values of assets and liabilities and the classification thereof, if any, that will apply if the Company is unable to continue operating as a going concern.

The Company will need to raise further capital at some future point in time, through the sale of additional equity securities or debt. The Company's future capital requirements and the adequacy of the Company's available funds will depend on many factors, including the Company's ability to successfully commercialize the Company's MGuardTM products, development of future products, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement the Company's product offerings. However, the Company may be unable to raise sufficient additional capital when the Company will need it or with favorable terms. The terms of any securities issued by the Company in future financing may be more favorable to new investors, and may include preferences, superior voting rights and the issuance of warrants or other derivative securities, which may have a further dilutive effect on the holders of any of the Company's securities then outstanding. If the Company is unable to obtain adequate funds on reasonable terms, the Company will need to curtail operations significantly, including possibly postponing or halting the Company's Unites States of America ("U.S.") Food and Drug Administration clinical trials or entering into financing agreements with unattractive terms.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a.	Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to inventory write-off, provisions for returns, legal contingencies, estimation of the fair value of share-based compensation and estimation of the fair value of warrants.

c.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("$" or "dollar"). Accordingly, the functional currency of the Company and of the subsidiaries is the dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

e.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawal or use, to be cash equivalents.

f.	Restricted cash

The Company maintains certain cash amounts restricted as to withdrawal or use, related to credit cards. Restricted cash is denominated in dollars and New Israel Shekel ("NIS"). See also Note 9c(2).

g.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents and restricted cash, which are deposited in major financial institutions in the "U.S.", Israel and Germany, and trade accounts receivable. The Company's trade accounts receivable are derived from revenues earned from customers from various countries. The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral from its customers. The Company also has a credit insurance policy for some of its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Company reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Company determines that a specific customer is unable to meet its financial obligations to the Company, the Company provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected. To mitigate risks, the Company deposits cash and cash equivalents with high credit quality financial institutions.

Provisions for doubtful accounts receivable are netted against "Accounts receivable-Trade."

h.	Inventory

Inventories include finished goods, work in process and raw materials. Inventories are stated at the lower of cost (cost is determined on a "first-in, first-out" basis) or market value. The Company's inventories generally have a limited shelf life and are subject to impairment as they approach their expiration dates. The Company regularly evaluates the carrying value of the Company's inventories and when, in the Company's opinion, factors indicate that impairment has occurred, the Company establishes a reserve against the inventories' carrying value. The Company's determination that a valuation reserve might be required and the quantification of such reserve require management to utilize significant judgment. With respect to inventory on consignment, see Note 2k.

i.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, five years for vehicles and seven to fifteen years for office furniture and equipment and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

j.	Impairment of property, plant and equipment

The Company reviews its property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of the property, plant and equipment is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

To date, the Company has not recorded any impairment charges relating to its property, plant and equipment.

k.	Revenue recognition

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer, collection is reasonably assured and product returns can be reliably estimated. When product returns can be reliably estimated a provision is recorded, based on historical experience, and deducted from revenues. The provision for product returns and related costs are included in "Accounts payable and accruals-other" under "Current liabilities" and "Inventory-On consignment," respectively.

When returns cannot be reliably estimated, both related revenues and costs are deferred, and presented under "Deferred revenues" and "Inventory-On consignment," respectively.

As of June 30, 2012, there are no deferred revenues related to sales for which the rate of return cannot be reliably estimated.

The Company's revenue arrangements may contain delivery of free products upon the achievement of sales targets. Each period, the Company estimates the amount of free products to which these distributors will be entitled based upon the expected achievement of sales targets and defers a portion of revenues accordingly.

The Company recognizes revenue net of value added tax (VAT).

l.	Research and development costs

Research and development costs are charged to the statement of operations as incurred.

m.	Share-based compensation

Employee option awards are classified as equity awards and accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model and expensed over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation expenses for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

The Company accounts for equity instruments issued to third party service providers (non-employees), by recording the fair value of the options granted using an option pricing model, at each reporting period, until awards are vested in full. The expense is recognized over the vesting period using the accelerated multiple option approach.

However, when the grant relates to options granted to third parties as consideration for introducing investors to the Company, the costs are recorded as issuance costs, of the various financial instruments issued.

In addition, certain share-based awards of the Company are performance based and dependent upon achieving certain goals. With respect to these awards, the company estimates the expected pre-vesting award probability that the performance conditions will be achieved. The Company only recognizes expense for the shares that are expected to vest.

n.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. If under the first step a tax provision is assessed to be more likely than not of being sustained on audit, the second step is performed, under which the tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within "Financial expenses (income)-net".

o.	Deferred income taxes

Deferred taxes are determined utilizing the "asset and liability" method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. The Company assesses realization of deferred income tax assets and, based on all available evidence, concludes whether it is more likely than not that the net deferred income tax assets will be realized. A valuation allowance is provided for the amount of deferred income tax assets not considered to be realizable.

The Company may incur additional tax liability in the event of intercompany dividend distributions by its subsidiary. Such additional tax liability in respect of these foreign subsidiaries has not been provided for in these financial statements as it is the Company's policy to permanently reinvest the subsidiaries' earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax opportunity that may arise.

Taxes that would apply in the event of disposal of investments in the foreign subsidiary have not been taken into account in computing the deferred taxes, as it is the Company's intention to hold, and not to realize, this investment.

p.	Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expenses were $361 thousand for the six month period ended June 30, 2012, and $400 thousand, $467 thousand and $275 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

q.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the year by the weighted average number of ordinary shares outstanding during the year. The calculation of diluted net loss per share excludes potential ordinary shares as the effect is anti-dilutive. Potential ordinary shares are comprised of incremental ordinary shares issuable upon the exercise of share options, warrants and convertible loans.

For the six month period ended June 30, 2012, as well as the years ended December 31, 2011, 2010 and 2009, all ordinary shares underlying outstanding options, warrants and convertible loans have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. The total number of ordinary shares related to outstanding options, warrants and convertible loans excluded from the calculations of diluted loss per share were 32,470,307 for the six month period ended June 30, 2012, and 21,626,451, 9,502,111 and 5,877,388 for the years ended December 31, 2011, 2010 and 2009, respectively.

r.	Segment reporting

The Company has one operating and reportable segment.

s.	Factoring of receivables

The Company entered into factoring agreements amounting to $1,200 thousand and $942 thousand during the years ended December 31, 2011 and 2010, respectively, with certain banking institutions on a non-recourse basis. The factoring of trade receivables under these agreements were accounted for as sales. Under the terms of these factoring agreements, the Company transferred ownership of eligible trade receivables without recourse to the respective banking institutions in exchange for cash. Proceeds on the transfers reflect the face value of the account less a discount. The discounts, $12 thousand and $37 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

The receivables sold pursuant to these factoring agreements are excluded from 'Accounts receivable-Trade" on the Consolidated Balance Sheets and are reflected as cash provided by operating activities on the Consolidated Statements of Cash Flows. The banking institution had no recourse to the Company's assets for failure of debtors to pay when due.

The related commissions on the sales of trade receivables sold under these factoring agreements amounting to $23 thousand and $4 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

t.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

u.	Put warrants

Put warrants that embody an obligation to repurchase the Company's equity shares, or are indexed to such an obligation, and that require or may require the Company to settle the obligation by transferring assets are within the scope of Accounting Standards Codification ("ASC") 480-10-25-8, and are recognized as a liability and measured at fair value at each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(A).

v.	Beneficial conversion feature ("BCF")

When the Company issues convertible debt, if the stock price is greater than the effective conversion price (after allocation of the total proceeds) on the measurement date, the conversion feature is considered "beneficial" to the holder. If there is no contingency, this difference is treated as issued equity and reduces the carrying value of the host debt; the discount is accreted as deemed interest on the debt. See Note 6a(4)(B).

w.	Embedded derivatives

Embedded derivatives in debt contracts that are not clearly and closely related to the host debt are bifurcated and accounted for separately. Those embedded derivatives are measured at fair value each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(B).

x.	Allocation of issuance proceeds

The Company allocated proceeds from its issuance of debt that was sold with detachable warrants that are classified as liability as follows: first to the warrants based on their full fair value; then to any embedded derivatives in the debt that require bifurcation at their fair values; then the residual amount of the proceeds to the debt. See Note 6a(4)(B).

y.	Newly adopted accounting guidance

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

Effective January 1, 2012, the Company adopted ASU 2011-04. The adoption of this accounting standards update did not have a material impact on the Company's consolidated financial statements.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 - FAIR VALUE MEASURMENT

Items Measured at Fair Value on a Recurring Basis

a.	The following table summarizes the balances for those financial liabilities where fair value measurements are estimated utilizing Level 2 and Level 3 inputs:

		June 30	December 31
	Level	2012	2011	2010
		($ in thousands)

2010 Convertible Debentures	3	$-	$-	$1,044
2012 Warrants at fair value	2	1,706
Embedded derivative	3	49
		$1,755	$-	$1,044

b.	The following tables summarize the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Embedded Derivative	Convertible Loan
	($ in thousands)	($ in thousands)

Balance as of January 1, 2010	$-	$-
Issuances		1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		(89)
Balance as of December 31, 2010	-	1,044
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624
Convertion to Company's shares of common stock		(668)
Redemption		(1,000)
Balance as of December 31, 2011	-	-
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Balance as of June 30, 2012	$49	$-

Level 3 liabilities include an embedded derivative related to the Company's senior secured convertible debenture due April 5, 2014, as described in Note 6a. The Company values the Level 3 embedded derivative using an internally developed valuation model, whose inputs include recovery rates, credit spreads, stock prices, and volatilities, as described below.

In calculating the fair value of embedded derivative, the Company used the following assumptions: Company's credit spread of 23.1% and 26.5% for the transaction date and for June 30, 2012, respectively, Company's recovery rate of 49.8% and 49.8% for the transaction date and for June 30, 2012, respectively, probability of non-financial event of default 5% and 5% for the transaction date and for June 30, 2012, respectively.

The credit spread is the yield to maturity of risky bonds over risk free bonds and was based on an average of sample comparable companies.

The recovery rate is the estimated amount to be recovered through bankruptcy procedures in event of a default, expressed as a percentage of face value.

A non-financial event of default is a contractual event of default which does not result from a declining financial standing of the Company.

The fair value of the warrants included in Level 2 is estimated using the Black & Scholes model.

In calculating the fair value of warrants, the Company used the following assumptions: expected term of 5 and 4.76 years for the transaction date and for June 30, 2012, respectively; expected volatility of 66.1% and 69.6% for the transaction date and for June 30, 2012, respectively; risk-free interest rate of 1.01% and 0.72% for the transaction date and for June 30, 2012, respectively; and dividend yield of 0%.

The carrying amounts of financial instruments included in working capital approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Company's other financial long-term assets and other financial long-term liabilities (other than the debentures) approximate their fair value. The fair value of the Company's senior secured convertible debenture due April 5, 2014 approximates the carrying amount (after considering the BCF, as described in Note 6a).

PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:

	June 30	December 31
	2012	2011	2010
	($ in thousands)
Cost:
Vehicles	$-	$-	$44
Computer equipment	142	123	75
Office furniture and equipment	83	56	54
Machinery and equipment	598	597	416
Leasehold improvements	111	47	47
	934	823	636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	$462	$420	$282

b.	Depreciation and amortization expenses totaled approximately $69 thousand for the six month period ended June 30, 2012, and $89 thousand, $91 thousand and $89 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT	6 Months Ended
Jun. 30, 2012
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT [Abstract]
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

NOTE 5 - LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, some of the Company's employees are entitled to have monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments to these employees.

The severance pay liability of the Company for the rest of its employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary. The severance pay liability is partly covered by insurance policies and by regular deposits with recognized severance payment funds. The Company may only make withdrawals from the amounts funded for the purpose of paying severance pay. The severance pay expenses were approximately $117 thousand in the six month period ended June 30, 2012, and $155 thousand, $114 thousand and $78 thousand in the years ended December 31, 2011, 2010 and 2009, respectively.

Defined contribution plan expenses were $96 in the six month period ended June 30 2012, and $197, $90 and $82 in the years ended December 31, 2011, 2010 and 2009, respectively. Gain (loss) on amounts funded with respect to employee rights upon retirement totaled to approximately $6 thousand for the six month period ended June 30 2012, and $(8) thousand, $11 thousand and $10 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company expects contribution plan expenses in fiscal year 2013 to be approximately $198 thousand.

CONVERTIBLE LOANS	6 Months Ended
Jun. 30, 2012
CONVERTIBLE LOANS [Abstract]
CONVERTIBLE LOANS

NOTE 6 - convertible LOANS

a.	On April 5, 2012, the Company issued senior secured convertible debentures (the "2012 Convertible Debentures") due April 5, 2014 in the original aggregate principal amount of $11,702,128 and five-year warrants (the "2012 Warrants") to purchase an aggregate of 3,343,465 shares of its common stock at an exercise price of $1.80 per share in a private placement transaction in exchange for aggregate gross proceeds of $11,000 thousand. The 2012 Convertible Debentures bear interest at an annual rate of 8% (payable quarterly beginning on July 1, 2012) and are convertible at any time into shares of common stock at an initial conversion price of $1.75 per share.

The relevant features of the 2012 Convertible Debentures and 2012 Warrants are summarized below:

1)	2012 Convertible Debentures

A.	Conversion and contingent conversion

The 2012 Convertible Debentures, including accrued interest on such 2012 Convertible Debentures, are convertible at any time, in whole or part, at the option of the holders into shares of common stock at an initial conversion price of $1.75 per share, subject to adjustment for stock splits, fundamental transactions or similar events and an additional conversion adjustment described below.

The number of conversion shares issuable upon a conversion shall be determined by the quotient obtained by dividing (x) the sum of (a) the outstanding principal amount to be converted, (b) at the option of the holder, a portion or all of any accrued and unpaid interest to be converted and (c) the conversion adjustment amount by (y) the conversion price.

The "conversion adjustment amount" is calculated by multiplying the principal amount being converted by a fraction, the numerator of which is (a) the number of days elapsed from the original issue date multiplied by (b) .021917808; and the denominator of which is 100. The maximum number of days elapsed to be used in calculating the conversion adjustment amount will not be greater than 548 days regardless of the actual number of days elapsed from the original issue date.

The Company may force conversion of the 2012 Convertible Debentures if the closing bid price of the Company's common stock equals or exceeds 165% of the conversion price for twenty consecutive trading days, the minimum daily trading volume for such period is $1,100 thousand, all of the underlying shares during such period are either registered for resale with the Securities and Exchange Commission or eligible for resale pursuant to Rule 144 and there is no existing event of default or existing event which, with the passage of time or the giving of notice, would constitute an event of default during such period.

The 2012 Convertible Debentures contain certain limitations on conversion. No conversion may be made if, after giving effect to the conversion, any holder would beneifially own in excess of 4.99% of the Company's outstanding shares of common stock. This percentage may be increased to a percentage not to exceed 9.99%, at the option of such holder, except any increase will not be effective until the holder has given 61 days' prior notice to the Company.

The 2012 Convertible Debentures impose penalties on the Company for any failure to timely deliver any shares of its common stock issuable upon conversion.

B.	Events of default and holder's contingent redemption option

If there is an event of default as stipulated in the agreement, then by election of the holders holding at least 60% of the 2012 Convertible Debentures, the Company must redeem all of the 2012 Convertible Debentures in cash for 112% of the outstanding principal, together with all unpaid and accrued interest, all interest that would have been payable through the maturity date and any other amounts due under the 2012 Convertible Debentures (such amount, the "Mandatory Default Amount"). The Mandatory Default Amount will accrue interest at a rate of 24% per annum commencing on the fifth calendar date following the relevant event of default.

C.	Holder's noncontingent redemption option

Commencing 18 months following the original issuance date of the 2012 Convertible Debentures, the holders may require the Company to redeem all or a portion of the 2012 Convertible Debentures, for a price equal to 112% of the amount of principal to be redeemed plus all accrued but unpaid interest and other amounts due under the 2012 Convertible Debentures.

D.	Company's noncontingent redemption option

Commencing 6 months following the original issuance date of the 2012 Convertible Debentures, the Company may redeem all or a portion of the 2012 Convertible Debentures for a price equal to 112% of the amount of principal to be redeemed plus all accrued but unpaid interest and other amounts due under the 2012 Convertible Debentures.

E.	Covenants

The 2012 Convertible Debentures contain certain covenants which prohibit or limit the Company's and its subsidiaries ability to, among other things:

1.	pay cash dividends to stockholders;

2.	redeem, repurchase or otherwise acquire more than a de minimis number of shares of its common stock or common stock equivalents;
3.	incur additional indebtedness;
4.	permit liens on assets or conduct sales of assets;
5.	effectuate stock splits until April 5, 2013, except in connection with an initial listing on a national securities exchange or to meet the continued listing requirements of such exchange;
6.	cease making public filings under the Securities Exchange Act of 1934, as amended;
7.	engage in transactions with affiliates; and
8.	amend its charter documents in a way that would materially and adversely affect any holder of the 2012 Convertible Debentures.

F.	Pro rata distributions

If the Company, at any time while the 2012 Convertible Debentures are outstanding, distributes to all holders of common stock evidences of its indebtedness or assets (including cash and cash dividends) or rights or warrants to subscribe for or purchase any security other than the common stock, then, upon any conversion of the 2012 Convertible Debentures, the holder shall be entitled to receive such distribution to the same extent that the holder would have if the holder had held the number of conversion shares issued upon such conversion of the 2012 Convertible Debentures immediately before the date on which a record was taken for such distribution, or, if no such record was taken, the date as of which the record holders of shares of common stock were determined for the participation in such distribution.

2)	2012 Warrants

A.	Exercisability

The 2012 Warrants are immediately exercisable and, in the aggregate, entitle the holders to purchase up to 3,343,465 shares of common stock. The 2012 Warrants have an initial exercise price of $1.80 per share payable in cash. " The 2012 Warrants expire on April 5, 2017.

Similar to the 2012 Convertible Debentures, the 2012 Warrants also contain limitations on exercise that would cause the holder to beneficially own in excess of 4.99% or 9.99% of the Company's outstanding common stock.

B.	Anti-dilution protection

The exercise price of the 2012 Warrants and the number of shares issuable upon exercise of the 2012 Warrants are subject to adjustments for stock splits, combinations or similar events.

C.	"Most favored nation"

The 2012 Warrants are also subject to an adjustment pursuant to which, in the event that the Company issues or is deemed to have issued certain securities with terms that are superior to those of the 2012 Warrants, except with respect to exercise price and warrant coverage, the superior terms will automatically be incorporated into the 2012 Warrants.

D.	Contingent holder redemption option

Upon the occurrence of a transaction involving a change of control that is (i) an all cash transaction, (ii) a "Rule 13e-3 transaction" as defined in Rule 13e-3 under the Securities Exchange Act of 1934, as amended, or (iii) involving a person or entity not traded on a national securities exchange, the holders of the 2012 Warrants will have the right, among others, to have the 2012 Warrants repurchased for a purchase price in cash equal to the Black-Scholes value of the then unexercised portion of the 2012 Warrants.

E.	Pro rata distributions

Similar to the 2012 Convertible Debentures, the 2012 Warrants allow exercising holders to participate in pro rata distributions.

F.	Public information failure

If the Company fails for any reason to satisfy the current public information requirement under Rule 144(c) then, in addition to any other remedies available to the holders, the Company must pay to the holders, in cash, partial liquidated damages as set forth in the agreement.

3)	Transaction costs

In connection with the Transaction, the Company paid issuance costs, including placement agent and legal fees, of approximately $1,200 thousand, and issued five-year warrants ("2012 Placement Agents Warrants") to purchase 312,310 shares of the Company's common stock at an exercise price of $1.80 per share to the placement agent.

4)	Accounting treatment

A.	2012 Warrants

The Company determined, based on the provisions of ASC 480-10-25-8, that equity classification is precluded because of the redeemable option of the holders in the event of a change in control (in certain conditions), which is an event that is not within the Company's control. Accordingly, the 2012 Warrants are classified as a liability in the Consolidated Balance Sheets and measured at fair value at each reporting period. The fair value of the 2012 Warrants is estimated using the Black-Scholes valuation model. See Note 2u.

In calculating the fair value of the 2012 Warrants (including the 2012 Placement Agents Warrants), the Company used the following assumptions: expected term of 5 and 4.76 years for the transaction date and for June 30, 2012, respectively; expected volatility of 66.1% and 69.6% for the transaction date and for June 30, 2012, respectively; risk-free interest rate of 1.01% and 0.72% for the transaction date and for June 30, 2012, respectively; and dividend yield of 0%.

B.	2012 Convertible Debentures

In accordance with ASC 470-20, "Debt with Conversion and Other Options," the Company determined that a BCF existed at the issuance date of the 2012 Convertible Debentures. The BCF amounting to $3,790 thousand was recorded in equity.

In addition, the Company analyzed the holders' contingent redemption option based on the guidance stipulated in Topic 815, and concluded that the holders' contingent redemption option is not clearly and closely related to the debt host contract. Thus, the Company bifurcated and accounted for it separately as an embedded derivative and classified it, together with the 2012 Convertible Debentures, in its statement of financial position. This embedded derivative will be measured at fair value at each reporting period. The fair value of the embedded derivative is estimated using the binominal valuation model.

In addition, the Company analyzed the holders' noncontingent redemption option and determined that the prepayment options are clearly and closely related to the debt host contract and should not be bifurcated from the 2012 Convertible Debentures.

The gross proceeds amounting to $11,000 thousand from the 2012 Convertible Debentures transaction were allocated as follows:

·	2012 Warrants at fair value - $2,807 thousand based on their fair value;
·	embedded derivative - $8 thousand based on its fair value; and
·	2012 Convertible Debentures - $8,185 thousand based on the residual amount after the allocation of other components as described above. In addition, an amount of $3,790 thousand was recognized as a BCF against the 2012 Convertible Debentures.

The 2012 Convertible Debentures are subsequently measured at amortized cost on the basis of the effective interest method over the loan period until the maturity date.

C.	Transaction costs

Direct transaction costs of $1,394 thousand, which included the placement agents fees and the 2012 Placement Agents Warrants valued at $262 thousand as of the transaction date , as well as other issuance costs, were allocated to the various instruments associated with the 2012 Convertible Debentures pro-rata to the amount such instruments were recorded as of the transaction date. The amounts that were allocated to the 2012 Warrants at fair value and embedded derivative were recorded in "Financial expenses" and the remainder amounting to $1,037 thousand was recorded as "Deferred debt issuance costs" in the Consolidated Balance Sheets and will be amortized over the loan period using the effective interest method until the maturity date.

b.	In July 2010, InspireMD Ltd. entered into a securities purchase agreement, pursuant to which InspireMD Ltd. issued (i) 8% senior convertible debentures in the principal amount of $1.58 million (the "2010 Convertible Debentures") and (ii) three year warrants (the "2010 Warrants") to purchase up to 1,014,513 shares of common stock at an exercise price of $1.23 per share (as adjusted for the Share Exchange) in exchange for aggregate gross proceeds of $1.58 million. The 2010 Convertible Debentures accrued interest at the annual rate of 8% and were payable on the later of (i) two months following receipt by InspireMD Ltd. of a tax ruling from the Israeli Tax Authority that the issuance of shares of a U.S. "shell company" in exchange for securities held by shareholders and option holders of InspireMD Ltd. would constitute a deferred tax event for InspireMD Ltd. and/or its security holders or (ii) the six month anniversary of the issuance of the 2010 Convertible Debentures (the "Original Maturity Date); provided however, that so long as the Company was not in default under the 2010 Convertible Debentures, InspireMD Ltd. had the right to extend the maturity date of the 2010 Convertible Debentures to nine months following the Original Maturity Date (the "Second Maturity Date").

If InspireMD Ltd. completed a qualified financing in connection with a reverse merger prior to the Original Maturity Date, or the Second Maturity Date, if applicable, the holders of the 2010 Convertible Debentures had the option to convert the 2010 Convertible Debentures into shares of common stock of the surviving corporation at $1.50 per share or be repaid in cash.

In addition, provided that there was not an event of default, if InspireMD Ltd. completed a financing for at least $3 million prior to the Second Maturity Date, the 2010 Convertible Debentures would automatically convert into ordinary shares of InspireMD Ltd. at a 15% discount to the pricing of the new financing.

Finally, if an event of default had not occurred, and any 2010 Convertible Debentures were still outstanding, following the Second Maturity Date, such 2010 Convertible Debentures would automatically convert into ordinary shares of InspireMD Ltd. (i) if InspireMD Ltd. completed a financing for at least $3 million prior to the one year anniversary of the Second Maturity Date, at a 15% discount to the pricing of the new financing, or (ii) or if InspireMD Ltd. did not complete a financing for at least $3 million prior to the one year anniversary of the Second Maturity Date, at $10 per ordinary share.

Upon an event of default under the 2010 Convertible Debentures, the holders had the right to demand payment of all then unpaid principal and accrued but unpaid interest under the 2010 Convertible Debentures.

The Company elected to apply the fair value option regarding the 2010 Convertible Debentures in accordance with ASC 825 (i.e. the 2010 Convertible Debentures were measured at each balance sheet date at fair value and the changes in their fair value were recorded in profit and loss). See Note 3.

The proceeds from the 2010 Convertible Debenture Transaction were allocated to the 2010 Convertible Debentures at their fair value with the residual proceeds ascribed to the 2010 Warrants as follows:

·	2010 Debenture at fair value - $1,133 thousand; and
·	2010 Warrants - $447 thousand, net of $23 thousand direct transaction costs.

The issuance of the 2010 Warrants was recorded in the "Additional paid-in capital", net of $23 thousand direct transaction costs allocated to the 2010 Warrants.

On March 31, 2011, holders of the 2010 Convertible Debentures surrendered $667,596 of outstanding principal and interest due under such debentures in exchange for shares of common stock and warrants as part of the Company's private placement on such date (the "Debt Conversions") as described in Note 10b.

As a result of the Debt Conversions, there was $1 million of unpaid principal outstanding remaining under the 2010 Convertible Debentures on March 31, 2011, which was repaid by the Company in May 2011, plus all accrued interest thereon.

c.	On January 4, 2011, InspireMD Ltd. entered into a convertible loan agreement with its distributor in Israel (the "Lender"), in the amount of $100 thousand subject to the following conditions:

·	the convertible loan did not bear annual interest;
·	in the event of a share exchange or similar transaction, the Lender would have, at its sole discretion, the option to convert the loan into either (i) shares of the Company's common stock at a price of $1.23 per share ($10 prior to the Share Exchange), or (ii) the Company's product at a price of 400 euro per unit (which represented the market price for the Lender);
·	in the event that the Company did not close a share exchange or similar transaction by June 1, 2011, the Lender had the right to extend the loan and its terms for up to an additional 6 months (as noted in Note 1, the Exchange Agreement was closed on March 31, 2011); and

·	in no event was cash required to be repaid by the Company.

On June 1, 2011 the Lender surrendered the $100 thousand convertible loan in exchange for 81,161 shares of common stock of the Company.

d.	In April 2008 InspireMD Ltd. entered into a convertible loan agreement with certain lenders. Under this agreement, the lenders were issued convertible notes in the aggregate principal amount of $720 thousand, bearing annual interest of 10%, in exchange for $720 thousand. While the notes did not have a maturity date, they were repayable on demand upon an event of default. The notes were convertible, at any time, into ordinary shares of InspireMD Ltd. at the option of the holders.

The notes were automatically convertible into ordinary shares of InspireMD Ltd. if InspireMD Ltd. completed a financing that resulted in at least $1 million ("qualified financing"), at the lower conversion price of: (i) $1.48; or (ii) a discount of 30% on the price per share in such qualified financing.

The notes were also automatically convertible into ordinary shares of InspireMD Ltd. upon an initial public offering ("IPO") or upon a consolidation, merger or sale of all assets or shares of InspireMD Ltd. ("exit transaction"), at the lower conversion price of: (i) $1.48; or (ii) a discount of 20% on the price per share in such exit transaction.

In accordance with ASC 470-20, "Debt with Conversion and Other Options", the Company determined that a BCF existed at the issuance date of these notes, totaling $308 thousand. Because these notes did not have a stated redemption date (except on an event of default), and could be converted by the holder at any time, the BCF was recognized immediately on the issuance date under "Financial expenses (income)-net" in the Consolidated Statements of Operations.

In March 2009 these convertible notes were fully repaid (principal and accrued interest) due to a breach of the covenants by InspireMD Ltd. InspireMD Ltd. allocated the proceeds paid between the portion related to the redemption of the beneficial conversion feature and that related to the convertible loan, based on the guidance in ASC 470-20. The Company measured the portion allocated to the beneficial conversion feature based on the intrinsic value of the conversion feature at the extinguishment date, which amounted to $308 thousand (which equals the original BCF since the price of InspireMD Ltd.'s shares on the issuance date and the redemption date was the same). Accordingly, the difference between the amount allocated to the BCF plus the loan's carrying amount, and the cash paid, was recognized as financial income in the Consolidated Statements of Operations.

LONG-TERM LOAN	6 Months Ended
Jun. 30, 2012
LONG-TERM LOAN [Abstract]
LONG-TERM LOAN

NOTE 7 - LONG-TERM LOAN

In January 2009, InspireMD Ltd. signed a loan agreement with Mizrahi Tefahot Bank. According to the agreement, InspireMD Ltd. was entitled to receive the following:

1.	A loan (the "First Loan") amounting to $750 thousand, bearing annual interest (paid quarterly) equal to the London Interbank Offer Rate plus 4%. The loan was payable in eight quarterly installments beginning in April 2010.

2.	An additional loan (the "Second Loan") amounting to $750 thousand, to be received no later than August 3, 2009, subject to certain terms. InspireMD Ltd. did not meet the specific terms and therefore was not able to receive the Second Loan.

3.	A credit line amounting to $500 thousand for the purpose of financing export shipments. The credit line was not utilized by the Company.

In addition, InspireMD Ltd. was required to pay an additional $250 thousand in the following events:

1.	A liquidity event of at least $100 million (as stipulated in the agreement); or

2.	An IPO in which the Company's valuation was at least $100 million.

InspireMD Ltd. granted to the bank a floating lien on all of its assets, as well as a fixed lien on all of its intellectual property and rights of future payments from the Company's clients. InspireMD Ltd. also committed to maintain in its bank account a minimum of $250 thousand in order to support an estimated cash burn rate of three months of activity based on average monthly cash flow in the preceding three months. This amount was recorded in the Consolidated Balance Sheets under "Restricted cash."

On February 2009 InspireMD Ltd. received the First Loan and in accordance with the loan agreement, issued 234,814 ordinary shares to the bank. Subsequently, InspireMD Ltd. estimated the fair value of the First Loan, the Second Loan, the credit line and the 234,814 ordinary shares issued to the bank using the following assumptions:

1.	Discount rate of 25.13% per year calculated by using Altman-Z score model
2.	Probability of realizing the Second Loan - 40%
3.	Probability of realizing the credit line - 80%

The relative fair value of each component based on the valuation report was as follows:

1.	The First Loan - $540 thousand
2.	The Second Loan option - $20 thousand
3.	The credit line - $59 thousand
4.	The 234,814 ordinary shares issued to the bank - $290 thousand

The First Loan was subsequently measured at amortized cost on the basis of the effective interest method over the loan period.

The Second Loan option and the credit line have been recorded in the Consolidated Financial Statements in "Financial expenses" during 2009.

The 234,814 ordinary shares were recorded as equity according to their fair market value at the time.

Direct transaction costs of $41 thousand were recorded as deferred debt issuance costs in the Consolidated Balance Sheet and were amortized over the First Loan period.

In November 2010, InspireMD Ltd. was asked by Mizrahi Tefahot Bank to grant it a fixed lien in the amount of $300 thousand that would replace the $250 thousand of restricted cash since the actual cash burn rate was higher than the cash amount maintained in the Company's bank account. The transaction was effectuated in January 2011.

On July 20, 2011, Mizrahi Tefahot Bank approved the release of a fixed lien in the amount of $300 thousand. Following the approval, $300 thousand of restricted cash was classified to cash and cash equivalents.

In March 2012, following the complete repayment of the loan, Mizrahi Tefahot Bank approved the release of the floating lien.

RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2012
RELATED PARTIES TRANSACTIONS [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 8 - RELATED PARTIES TRANSACTIONS

a.	In January 2009, InspireMD Ltd. signed a sub-lease agreement with a company controlled by the Company's shareholders, for a period of 12.5 months, for a monthly rent payment of $1 thousand. In 2010, the rent period was extended for an additional year, and the rent payments increased by 10%. In 2011, the rent period was extended for an additional year, through February 2012. The sub-lease agreement was not renewed.

b.	On May 6, 2008, InspireMD Ltd. entered into a consultancy agreement (the "2008 Consultancy Agreement") for marketing services with a member of the immediate family of the CEO. Pursuant to the 2008 Consultancy Agreement, InspireMD Ltd. paid a fixed hourly fee of $45 (154 NIS) in Israel and a fixed daily fee of $400 when traveling abroad with respect to the consulting services. On September 1, 2011, effective April 1, 2011, the 2008 Consultancy Agreement was terminated and InspireMD Ltd. entered into a new consultancy agreement (the "2011 Consultancy Agreement") pursuant to which the consultant was retained to serve as the Company's vice president of sales. Pursuant to the agreement, she was paid a monthly consultancy fee of $12,500 from April 1, 2011 through June 30, 2011 and a monthly consultancy fee of $15,500 thereafter. On July 2, 2012, effective August 1, 2012, the 2011 Consultancy Agreement was termainated and InspireMD Ltd. entered into a new consultancy agreement (the "2012 Consultancy Agreement") pursuant to which the consultant would be retained for sale services. Pursuant to the agreement, she would be entitled to a fixed fee of $625 (2,500 NIS) for each full working day and a bonus fee up to $10,000 (40,000 NIS) upon 100% achievement of set objectives. The 2012 Consultancy Agreement has a termination date of September 30, 2012, but can be terminated without cause by InspireMD Ltd. upon 7 days' notice, and may be terminated with cause by InspireMD Ltd. immediately, upon the occurrence of certain events, such as a breach of fiduciary duties owed to the Company.

c.	During 2007, InspireMD Ltd received a loan of $40 thousand from its controlling shareholders. Half of the loan was paid during 2009, and the second half was paid during 2011.

d.	On April 1, 2005, InspireMD Ltd. entered into employment agreements with the Company's president and the Company's CEO (both are directors and shareholders). Such employment agreements were subsequently amended on October 1, 2008 (in the case of the Company's CEO) and March 28, 2011 (in the case of both the president and the CEO). Pursuant to these employment agreements, as amended on March 28, 2011, each officer was entitled to a monthly gross salary of $15,367. Each officer was also entitled to certain social and fringe benefits as set forth in the employment agreements, which totaled 25% of their gross salary, as well as a company car. Each officer was also entitled to a minimum bonus equivalent to three monthly gross salary payments based on achievement of objectives and board of directors' approval. If such officer's employment was terminated with or without cause, he was entitled to at least six months' prior notice, and would have been paid his salary and all social and fringe benefits in full during such notice period.

On April 1, 2011, the employment agreements with the Company's president and CEO were terminated and the Company entered into consulting agreements with the Company's president and CEO for a monthly consultancy fee of $21,563 each.

At the request of the compensation committee, the Company's CEO and president agreed, effective as of December 1, 2011, to be treated as employees for purposes of paying their salary and benefits, rather than as consultants under their consulting agreements. In addition, the Company's CEO and president agreed to formally terminate their consulting agreement upon the execution of an employment agreement with the Company on substantially the same terms as their consultancy agreements. A new employment agreement, however, executed with either party.

On June 1, 2012, the president of the Company resigned. In connection with his resignation, effective June 1, 2012, he remains on the Company's board of directors. In connection with the resignation, the Company and the president entered into a consulting agreement, pursuant to which, among other things, the president agreed to provide the Company with consulting services for a period of six months, terminating on November 30, 2012, in exchange for payments by the Company of $20 thousand per month.

e.	During the second half of 2008, InspireMD Ltd. decreased the salaries for most of its employees due to the economic slowdown. InspireMD Ltd. also decreased the salaries of the former president and the CEO. Their salaries were decreased 25%, and an additional 25% was accrued and recorded in "Accounts payable-trade." The accrued amounts were fully paid as of December 31, 2010.

In September 2009, the 25% decrease in salaries described above was cancelled.

f.	InspireMD Ltd. entered into a license agreement to use a unique stent design developed by an American company owned by a former director of InspireMD Ltd. ("MGuard Prime"). See Note 9b.

g.	Certain directors of the Company were granted options to purchase shares of the Company's common stock. See Note 10.

h.	Balances with related parties:

	June 30	December 31
	2012	2011	2010
	($ in thousands)
Current liabilities:
Trade payable	$-	$2	$3
Other accounts payable	$45	$22	$121
Loans from shareholders	$-	$-	$20

i.	Transactions with related parties:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Expenses:
Share-based compensation	$1,365	$8,212	$236	$-
Salaries and related expenses	$261	$147	$241	$152
Consulting fees	$105	$445	$226	$194
Financial expenses				$1
Rent income	$(2)	$(16)	$(15)	$(13)

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

1)	The Company is a party to two lease agreements for its facilities, which expire in March 2014 and December 2014. The Company has the option, under both agreements, to extend the agreements for two additional two year periods, for a total of four years each.

Rent expense included in the Consolidated Statements of Operations totaled approximately $167 for the six month period ended June 30, 2012, and $119 thousand, $131 thousand and $126 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

As of June 30, 2012, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$345
2014	320
2015	122
$787

2)	The Company leases its motor vehicles under non-cancelable operating lease agreements.

As of June 30, 2012, the aggregate future minimum lease obligations for motor vehicles under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$58
2014	46
2015	22
$126

b.	License Agreement:

In March 2010, the Company entered into a new license agreement to use MGuard Prime, a unique stent design developed by an American company owned by a former director of InspireMD Ltd. According to the agreement, the licensor is entitled to receive 7% royalties for sales outside the U.S. and inside the U.S. as follows: 7% royalties for the first $10 million of net sales and 10% royalties for net sales exceeding the first $10 million. Royalties accrued for these sales are included in "Accounts payable and accruals -Other." Royalties expenses for the six month period ended June 30, 2012 and the year ended December 31, 2011 amounted to $136 thousand and $39 thousand, respectively.

c.	Liens and pledges

1)	The Company's obligations under the 2012 Convertible Debentures (Note 6) are secured by a first priority perfected security interest in all of the assets and properties of the Company and InspireMD Ltd., including the stock of InspireMD Ltd. and InspireMD GmbH.

2)	As of June 30, 2012, the Company had fixed liens amounting to $37 thousand to Bank Mizrahi in connection with the Company's credit cards.

d.	Litigation:

The Company is a party to various claims arising in the ordinary course of its operations in the aggregate amount of $10 thousand. The Company has not recorded an expense provision related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In February 2011, representatives of a third party indicated that they intended to seek damages from the Company in connection with certain finders' fees that they claim are owed to them. The claimants' demand was for approximately $1 million. The claimants' most recent settlement demand, conveyed in April 2011, was for a total of $250 thousand in cash and 250,000 shares of the Company common stock. To date, no lawsuit has been filed and the Company has not accrued a provision in connection with this matter because the Company's management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430 thousand and options to purchase 2,029,025 shares of the Company's common stock at an exercise price of $0.001 per share in the Magistrate's Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was valued using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. In June 2012, the parties reached a settlement agreement for a payment of $88 thousand by the Company to the plaintiff and following the a mutual petition filed by the parties , on July 6, 2012 the Labor Court dismissed the claim. As of June 30, 2012, a provision of $88 thousand was included in the Company's Consolidated Financial Statements.

In November 2010, an alleged founder and former legal advisor of the Company submitted a claim against the Company for options to purchase 496,056 shares of the Company's common stock at an exercise price of $0.001 per share in the Magistrate's Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134 thousand as of the grant date. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also, during this time, the Company had discussions with the plaintiffs on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a share-based compensation expense of $134 thousand in 2006, in respect of services allegedly provided in 2005 and 2006.

In November 2010, a former legal advisor of the Company submitted in the Magistrate's Court in Tel Aviv a claim against the Company in the total amount of $53 thousand due to an alleged breach of employment promise. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiff on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $53 thousand in 2006.

With respect to the two claims against the Company submitted by an alleged founder and former legal advisor of the Company in November 2010, described above, following a mediation held in January 2012, the parties reached the following settlement agreement: (i) the plaintiff shall be the owner of options to purchase 194,786 shares of common stock of the Company and withdraw their claim for the remaining 301,272 options; and (ii) the Company would withdraw its counterclaim against the plaintiff. In January 2012, the District Court in Tel Aviv approved the settlement and a corresponding judgment was given by the court. Following the settlement agreement, as of December 31, 2011, the provision in the amount of $53 thousand was reversed.

In February 2011, a service provider submitted a claim against the Company in the amount of $327 thousand in the Magistrate's Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributor in Brazil. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $327 thousand in the financial statements in the first quarter of 2011. The related expense has been recorded to "General and administrative" within the Consolidated Statements of Operations. On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29 thousand.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) compensation of $118 thousand and (ii) a declaratory ruling that he is entitled to exercise 486,966 options to purchase shares of the Company's common stock at an exercise price of $0.001 per share. After consulting with its legal advisor, the Company is unable to assess the probable outcome of this claim.

In November 2011, a previous service provider of InspireMD Ltd. submitted to the Magistrate Court in Tel Aviv a claim against the Company, InspireMD Ltd. and the Company's President and the Company's CEO for a declaratory ruling that it is entitled to convert options to purchase 13,650 of InspireMD Ltd.'s ordinary shares at an exercise price of $3.67 per share into options to purchase 110,785 shares of the Company's common stock at an exercise price of $0.45 per share, and to convert options to purchase 4,816 of InspireMD Ltd.'s ordinary shares at an exercise price of $10 per share into options to purchase 39,087 shares of the Company's common stock at an exercise price of $1.23 per share. On July 30, 2012, the parties held a mediation which resulted in a settlement agreement according to which the Company paid $7 thousand plus value added taxes to the plaintiff and the plaintiff waived all of his claims to any options and agreed to the irrevocable dismissal of the above mentioned claim. On August 5, 2012, the court approved the settlement and dismissed the claim.

In December 2011, a statement of claim against the Company was submitted by an alleged finder of the Company, regarding 584,357 options to purchase the Company's shares. The Company filed its defense in this case on March 11, 2012. The Company and the plaintiff agreed to refer the case to mediation. A second hearing in this case was set for September 20, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.

In July 2012, a purported assignee of options in InspireMD Ltd. submitted a statement of claim against the Company, InspireMD Ltd., and the Company's CEO and former President for a declaratory and enforcement order that it is entitled to options to purchase 334,546 shares of the Company's common stock at an exercise price of $0.19 per share. The Company must file its defense to the abovementioned claim by September 30, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.

EQUITY (CAPITAL DEFICIENCY)	6 Months Ended
Jun. 30, 2012
EQUITY (CAPITAL DEFICIENCY) [Abstract]
EQUITY (CAPITAL DEFICIENCY)

NOTE 10 - EQUITY (CAPITAL DEFICIENCY)

a.	Share capital

As of June 30, 2012, the Company has authorized 130,000,000 shares of capital stock, par value $0.0001 per share, of which 125,000,000 are shares of common stock and 5,000,000 are shares of "blank check" preferred stock.

On October 31, 2011, the stockholders approved the authorization of the board of directors, in its discretion, to amend the Amended and Restated Certificate of Incorporation of the Company to effect a reverse stock split of the Company's common stock at a ratio of one-for-two to one-for-four, such ratio to be determined by the board of directors (the "Reverse Stock Split"), which approval will allow the board of directors to effect the Reverse Stock Split any time prior to the Company's annual meeting of stockholders in 2012.

As of June 30, 2012, the Company had yet to effect the Reverse Stock Split.

b.	Share exchange and private placement agreements and share issuance

As noted in Note 1 above, in connection with the Share Exchange, the Company issued 50,666,663 shares of its common stock in exchange for 6,242,754 ordinary shares of InspireMD Ltd., which represented all of InspireMD Ltd.'s outstanding shares, resulting in InspireMD Ltd. became a wholly owned subsidiary of the Company.

In connection with the Share Exchange, the Company also assumed all of InspireMD Ltd.'s obligations under InspireMD Ltd.'s outstanding stock options. Immediately prior to the Share Exchange, InspireMD Ltd. had outstanding stock options to purchase an aggregate of 937,256 ordinary shares, which outstanding options became options to purchase an aggregate of 7,606,770 shares of common stock of the Company after giving effect to the Share Exchange. In addition, three-year warrants to purchase up to 125,000 ordinary shares of InspireMD Ltd. at an exercise price of $10 per share were assumed by the Company and converted into warrants to purchase 1,014,500 shares of the Company's common stock at an exercise price of $1.23 per share.

In connection with the closing of the Share Exchange, the Company sold 6,454,002 shares of its common stock at a purchase price of $1.50 per share and five-year warrants to purchase up to 3,226,999 shares of common stock at an exercise price of $1.80 per share in a private placement to accredited investors (the "Private Placement").

As part of the Private Placement, certain holders of the 2010 Convertible Debentures surrendered $667,596 of outstanding principal and interest due under the 2010 Convertible Debentures in exchange for 445,064 shares of common stock and warrants to purchase an aggregate of 225,532 shares of common stock. The number of shares of common stock and warrants issued in connection with the Debt Conversions are included in the aggregate figures for the Private Placement. As a result, the Company received aggregate cash proceeds of $9,013,404 in the Private Placement.

In connection with the Share Exchange, the Company also entered into a stock escrow agreement with certain stockholders, pursuant to which these stockholders deposited 1,015,622 shares of common stock held by them and warrants to purchase 832,500 shares of common stock into escrow. These shares and warrants were to be released to the Company for cancellation or surrender to an entity designated by the Company should the Company have $10 million in consolidated revenue, as certified by the Company's independent auditors, during the first 12 months following the closing of the Private Placement, yet fail, after a good faith effort, to have the Company's common stock approved for listing on a national securities exchange. If the Company failed to record at least $10 million in consolidated revenue during the first 12 months following the closing of the Private Placement or have its common stock listed on a national securities exchange within 12 months following the closing on the Private Placement, these escrowed shares were to be released back to the stockholders.

As it appeared unlikely that the Company would satisfy the revenue threshold set forth above, on November 16, 2011, the Company's board of directors approved the release of the 1,015,622 shares of common stock and warrants to purchase 832,500 shares of common stock then held in escrow in order to immediately increase the Company's public float.

In connection with the Share Exchange, the Company issued certain consultants five-year warrants to purchase up to an aggregate of 2,500,000 shares of common stock at an exercise price of $1.50 per share in consideration for consulting services related to the Share Exchange, which warrants have a fair value of $1.5 million. The expenses related to the issuance of the warrants are recorded as share-based compensation and treated as issuance costs.

In connection with the Private Placement, the Company paid placement agent fees of approximately $300 thousand and issued five-year warrants to purchase 373,740 shares of the Company's common stock at an exercise price of $1.80 per share to the placement agent. The fair value of the warrants is $212 thousand.

During the first quarter of 2011 and prior to the Share Exchange, InspireMD Ltd. raised approximately $990 thousand and issued approximately 803,000 ordinary shares through private placements.

On April 18, 2011, the Company issued 666,667 shares of its common stock and five-year warrants to purchase 333,333 shares of the Company's common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $1,000 thousand, in a private placement.

On April 18, 2011, the Company issued 283,334 shares of its common stock and five-year term warrants to purchase 141,667 shares of the Company's common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $425 thousand, in a private placement.

In connection with the above-referenced transactions from April 18, 2011, the Company paid placement agent fees of approximately $471 thousand, which were recorded as issuance costs, and five-year term warrants to purchase 57,000 shares of the Company common stock at an exercise price of $1.80 per share to the placement agent. The fair value of those warrants, amounting to $67 thousand, is estimated using the Black-Scholes valuation model.

On April 21, 2011, the Company issued 33,333 shares of its common stock, and five-year term warrants to purchase 16,667 shares of the Company's common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $50 thousand, in a private placement.

c.	Share-Based Compensation

1.	On March 28, 2011, the board of directors and stockholders of the Company adopted and approved the InspireMD, Inc. 2011 UMBRELLA Option Plan (the "Umbrella Plan"). Under the Umbrella Plan, the Company reserved 9,468,100 shares of the Company's common stock as awards to the employees, consultants, and service providers to the Company and its subsidiaries and affiliates worldwide. At a special meeting of stockholders of the Company held on October 31, 2011, the stockholders approved an amendment to the Umbrella Plan to add an additional 5,531,900 shares of common stock for a total of 15,000,000 shares.

The Umbrella Plan currently consists of three components, the primary plan document that governs all awards granted under the Umbrella Plan, and two appendices: (i) Appendix A, designated for the purpose of grants of stock options and restricted stock to Israeli employees, consultants, officers and other service providers and other non-U.S. employees, consultants, and service providers, and (ii) Appendix B, which is the 2011 US Equity Incentive Plan, designated for the purpose of grants of stock options and restricted stock awards to U.S. employees, consultants, and service providers who are subject to the U.S. income tax.

The Umbrella Plan is administered by the compensation committee of the board of directors. Unless terminated earlier by the board of directors, the Umbrella Plan will expire on March 27, 2021.

U.S. federal income tax consequences relating to the transactions described under the Umbrella Plan are set forth in Section 409A of the Internal Revenue Code of 1986, as amended (the "Code") and treasury regulations in 2004 to regulate all types of deferred compensation. If the requirements of Section 409A of the Code are not satisfied, deferred compensation and earnings thereon will be subject to tax as it vests, plus an interest charge at the underpayment rate plus 1% and a 20% penalty tax. Certain stock options and certain types of restricted stock are subject to Section 409A of the Code.

Pursuant to the current Section 102 of the Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options).

2.	On July 11, 2011, the board of directors of the Company appointed Mr. Sol J. Barer as a new director ("Director A"), with a term expiring at the Company's 2012 annual meeting of stockholders. In connection with his appointment, Director A was granted an option to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.50 per share (the "$1.50 Option"). The $1.50 Option was exercisable immediately until September 30, 2011. In calculating the fair value of the $1.50 Option, the Company used the following assumptions: dividend yield of 0% and expected term of 0.11 years; expected volatility of 53%; and risk-free interest rate of 0.17%.

In addition, in connection with his appointment, Director A was granted an option to purchase 500,000 shares of common stock at an exercise price of $2.50 per share, the closing price of the common stock on the date of grant (the "$2.50 Option"), subject to the terms and conditions of the 2011 US Equity Incentive Plan under the Umbrella Plan. The $2.50 Option vests and becomes exercisable in three equal annual installments beginning on the one-year anniversary of the date of grant, provided that in the event that Director A is either (i) not reelected as a director at the Company's 2012 annual meeting of stockholders, or (ii) not nominated for reelection as a director at the Company's 2012 annual meeting of stockholders, the option vests and becomes exercisable on the date Director A fails to be reelected or nominated. The $2.50 Option has a term of 10 years from the date of grant. In calculating the fair value of the $2.50 Option, the Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6 years; expected volatility of 62%-63%; and risk-free interest rate of 1.67%-1.85%.

The fair value of the options granted to Director A, using the Black-Scholes option pricing model, was approximately $1.7 million.

On September 28, 2011, Director A exercised the $1.50 Option to purchase 1,000,000 shares of common stock, resulting in gross proceeds to the Company of $1,500 thousand.

On November 16, 2011, the Company's board of directors approved the appointment of Director A as the chairman of the board of directors. In connection with his appointment as chairman of the board of directors, the Company issued Director A 2,900,000 shares of common stock and an option to purchase 2,900,000 shares of common stock at an exercise price of $1.95 per share, the closing price of the common stock on the date of grant. The fair value of the granted shares is approximately $5.7 million and was recorded as an expense in the Consolidated Financial Statements ended December 31, 2011. In calculating the fair value of these options, the Company used the following assumptions: dividend yield of 0% and expected term of 5.5 years; expected volatility of 61.6%; and risk-free interest rate of 1.07%. The options have terms of 10 years from the date of grant, and the vesting terms are as follows: tranche A vests and become exercisable in twenty four equal monthly installments, tranches B and C vest and become exercisable upon meeting certain performance conditions. The fair value of the options, using the Black-Scholes option-pricing model was approximately $3.1 million.

On June 18, 2012, the Company's board of directors approved the extension of the date by which the conditions to the vesting of tranches B and C must occur. As of this date the performance condition of tranche B was deemed probable and the performance condition of tranche C was deemed not probable. The Company continues to record expense related to tranche B, in accordance with the fair value that was caculated at the grant date. Tranche C was treated as a new grant, and the Company calculated the fair value of the new grant on the date of the extension using the following assumptions: dividend yield of 0% and expected term of 5 years; expected volatility of 66%; and risk-free interest rate of 0.69%. The fair value using the Black-Scholes option-pricing model was approximately $192 thousand.

3.	On August 5, 2011 and effective August 8, 2011, the Board appointed another two new directors ( "Director B" and "Director C"). Director B was appointed for a term expiring at the Company's 2012 annual meeting of stockholders and Director C was appointed for a term expiring at the Company's 2013 annual meeting of stockholder. In connection with their appointment, the directors were each granted an option to purchase shares of common stock at an exercise price of $1.95 per share, the closing price of the common stock on the date of grant (the "$1.95 Options"). The grant to Director B was for 100,000 shares and is subject to the terms and conditions of the 2011 US Equity Incentive Plan.

The grant to Director C was for 25,000 shares and is subject to the 2006 Employee Stock Option Plan, a sub-plan of the Company's 2011 Umbrella Option Plan. The $1.95 Options vests and become exercisable in two equal annual installments beginning on the one-year anniversary of the date of grant. In the case of Director B's option, in the event that Director B is either (i) not reelected as a director at the Company's 2012 annual meeting of stockholders, or (ii) not nominated for reelection as a director at the Company's 2012 annual meeting of stockholders, the option vests and becomes exercisable on the date of Director B's failure to be reelected or nominated. In the case of Director C's option, in the event that Director C is required to resign from the board due to medical reasons, the option vests and becomes exercisable on the date of Director C's resignation for medical reasons. The $1.95 Options have terms of 10 years from the date of grant.

In calculating the fair value of the $1.95 Options, the Company used the following assumptions: dividend yield of 0% and expected term of 3-4 years; expected volatility of 67%-70%; and risk-free interest rate of 0.45%-0.78%.

The fair value of the options granted to the above-mentioned new directors, using the Black-Scholes option-pricing model, is approximately $118 thousand.

4.	On August 5, 2011, options to purchase 324,644 shares of common stock were granted to former directors at a cash exercise price of $1.23 per share replacing options to purchase 324,644 shares of common stock held by former directors that expired during the second quarter of 2011. The options had terms of five years. In calculating the fair value of the options, the Company used the following assumptions: dividend yield of 0% and expected term of 3.5 years; expected volatility of 69%; and risk-free interest rate of 0.62%.

The fair value of the options granted to the former directors, using the Black-Scholes option-pricing model, is approximately $424,000.

5.	During 2011, the Company entered into investor relations consulting agreements with investor relations companies to provide investor relations services. Pursuant to the consulting agreements, in addition to monthly fees in a range of $3,000 to $16,500, the Company issued to the investor relations companies:

·	a one-year warrant to purchase 81,161 shares of common stock of the Company at an exercise price of $1.23 per share, valued at $21 thousand;
·	50,000 restricted shares of the Company's common stock, valued at $62 thousand, and a five-year warrant to purchase 50,000 shares of common stock of the Company at an exercise price of $1.50 per share, valued at $30 thousand; and
·	25,000 shares of the Company's common stock, valued at $68.75 thousand.

The Company recorded share-based compensation expenses of $181.75 thousand related to these issuances.

6.	On January 30, 2012, the Company appointed a new director ("Director D") to its board of directors. In connection with his appointment, the Company issued Director D an option to purchase 100,000 shares of its common stock, which will vest one-third annually in 2013, 2014 and 2015 on the anniversary of the date of grant, provided that if he is (i) not reelected as a director at our 2014 annual meeting of stockholders, or (ii) not nominated for reelection as a director at our 2014 annual meeting of stockholders, the option vests and becomes exercisable on the date of such failure to be reelected or nominated.

In calculating the fair value of these options, the Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6.5 years; expected volatility of 58-60%; and risk-free interest rate of 1.01-1.26%. The options have terms of 10 years from the date of grant, and the fair value of the options, using the Black-Scholes option-pricing model, was approximately $106,000.

7.	On June 18, 2012 the Company's board of directors issued Directors A, B, C and D options to purchase 50,000 shares of common stock at an exercise price of $0.79 per share, the closing price of the common stock on the date of grant. In calculating the fair value of these options, the Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6.5 years; expected volatility of 65%-66%; and risk-free interest rate of 0.78%-0.97%. The options have terms of 10 years from the date of grant, and become exercisable in three equal annual installments. The fair value of the options, using the Black-Scholes option-pricing model, was approximately $23 thousand each.

8.	As of June 30, 2012, the Company had reserved 5,331,867 ordinary shares for issuance under the plans as described above. The following table summarizes information about warrants and share options to employees:

	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65	2,447,166	$0.53
Granted*	1,335,000	0.89	6,292,416	1.92	1,785,543	0.62	227,251	0.79
Forfeited	(121,684)	1.59	(723,489)	1.68	(340,876)	0.65	(158,264)	0.85
Exercised	-	-	(1,000,000)	1.5	-	-	(458,723)	-
Outstanding -end of period	9,284,331	1.32	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65
Exercisable at the end of the period	3,616,433	$0.88	2,868,463	$0.71	2,204,536	$0.74	1,034,129	$0.3

* Including 40,000 and 1,450,000 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

The following table summarizes information about warrants and share options to non-employees:

	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2	3,382,142	$0.1
Granted*	531,446	1.24	3,963,322	1.48	1,079,440	1.21	357,766	1.07
Forfeited	(437,706)	0.59	(258,904)	0.62	(121,742)	-	-	-
Exercised	-	-	-	-	-	-	-	-
Outstanding - end of period	8,495,764	$0.95	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2
Exercisable at the end of the period	8,226,841	$0.94	8,199,858	$0.96	4,635,583	$0.4	3,439,944	$0.12

* Including 77,915 and 97,394 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

The following table provides additional information about all warrants and options outstanding and exercisable:

	Outstanding as of June 30, 2012
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
0-0.001	3,906,137	4.72	3,703,236
0.183	205,012	3.41	205,012
0.188	334,545	3.73	334,545
0.73	505,000	9.92
0.79	390,000	9.97
0.8	300,000	9.9
0.99	584,357	5.76	584,357
1.23	3,450,326	4.59	2,950,722
1.5	3,139,232	3.79	2,719,357
1.725	14,608	6.5	14,608
1.75	81,161	3.92	27,054
1.8	752,717	4.2	752,717
1.93	215,000	3.94	66,666
1.95	3,347,000	9.38	483,333
2.00	40,000	4.18
2.1	10,000	9.5
2.5	500,000	9.04
2.6	5,000	3.98	1,667
	17,780,095	5.85	11,843,274

The weighted average of the remaining contractual life of total vested and exercisable warrants and options as of June 30, 2012 is 4.46 years.

The aggregate intrinsic value of the total exercisable warrants and options as of June 30, 2012 is $4,440 thousand.

The total intrinsic value of options exercised was $800 thousand for the year ended December 31, 2011. No options were exercised during the six month period ended June 30, 2012, and the years ended December 31, 2010 and December 31, 2009.

The weighted average fair value of warrants and options granted was approximately $0.59 for the six month period ended June 30, 2012, and $0.89, $0.82 and $0.96 for the years ended December 31, 2011, 2010 and 2009, respectively. The weighted average fair value of warrants and options granted was estimated using the Black-Scholes option-pricing model.

9.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees for the six month period ended June 30, 2012, as well as the years ended December 31, 2011, 2010 and 2009:

	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	5.5-6.5 years	0.17-6.5 years	5.25-6 years	5.54-6 years
Risk-free interest rates	0.7%-1.3%	0.03%-2.79%	1.7%-2.69%	1.7%-2.49%
Volatility	58%-66%	55%-79%	79%-80%	75%-79%
Dividend yield	0%	0%	0%	0%

The following table sets forth the assumptions that were used in determining the fair value of warrants and options granted to non-employees for the six month period ended June 30, 2012, as well as the years ended December 31, 2011, 2010 and 2009:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	2-10 years	1-10 years	9.7-10 years	9-10 years
Risk-free interest rates	0.3%-1.47%	1.02%-3.39%	2.65%-3.01%	3.4%-3.59%
Volatility	47%-65%	53%-62%	87%	86%-91%
Dividend yield	0%	0%	0%	0%

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to plain vanilla options granted, the expected term was determined using the simplified method, which takes into consideration the option's contractual life and the vesting periods (for non-employees, the expected term is equal to the option's contractual life).

The Company estimates its forfeiture rate based on its employment termination history, and will continue to evaluate the adequacy of the forfeiture rate based on analysis of employee turnover behavior and other factors (for non-employees the forfeiture rate is nil). The annual risk-free rates are based on the yield rates of zero coupon non-index linked U.S. Federal Reserve treasury bonds as both the exercise price and the share price are in dollar terms. The Company's expected volatility is derived from a blended volatility, based on its historical data and that of a peer group of public companies.

10.	As of June 30, 2012, the total unrecognized compensation cost on employee and non-employee stock options, related to unvested stock-based compensation, amounted to approximately $2,745 thousand. This cost is expected to be recognized over a weighted-average period of approximately 1.96 years. This expected cost does not include the impact of any future stock-based compensation awards.

The following table summarizes the allocation of total share-based compensation expense in the Consolidated Statements of Operations:

	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Revenue	$68	$-	$-	$-
Cost of revenues	35	350	160	49
Research and development	206	267	536	356
Sales and marketing	181	431	55	92
General and administrative	1,454	8,542	869	65
	$1,944	$9,590	$1,620	$562

The Company recorded $62 thousand of share-based compensation as part of Property, Plant and Equipment in the year ended December 31, 2011

d.	Acquisition and cancellation of shares

Following a settlement agreement signed on June 5, 2011, the Company issued 18,785 shares of common stock. The Company issued a stock certificate in the name of the plaintiff for such shares for the Company to hold in trust pending consummation of the settlement terms under the settlement agreement. On June 10, 2012, both parties agreed to amend the settlement agreement to provide that the Company would pay $24 thousand rather than issue the shares. Whereas the shares were never released to the plaintiff, and both parties agreed to cancel the share certificate evidencing the shares, the Company cancelled the shares and recorded $21 thousand as a deduction from equity. The difference was recorded as "General and administrative" based on the cash amount paid net of the fair value of the cancelled shares as of the cancellation date.

e.	On April 5, 2012, the Company issued the 2012 Convertible Debenture and 2012 Warrants to purchase an aggregate of 3,343,465 shares of its common stock at an exercise price of $1.80 per share in a private placement transaction. See Note 6.

TAXES ON INCOME	6 Months Ended
Jun. 30, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 11 - TAXES ON INCOME

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD, Inc. is taxed under U.S. tax laws.

Taxation in Israel

InspireMD Ltd. is taxed under the Israeli Income Tax Ordinance.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendment (2011) was published in the Official Gazette. Under this law, the previously approved gradual decrease in the corporate tax rate was cancelled. The Corporate tax rate will increase to 25% beginning 2012.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 12.075%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

1.	InspireMD Ltd. has been granted a "Beneficiary Enterprises" status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005.

The tax benefits derived from any such Beneficiary Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

The main benefit, to which InspireMD Ltd. is entitled, conditional upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and five to eight years of reduced tax rate of 10% to 25% from tax on income derived from their production facilities in Israel. The tax benefit period is twelve years from the years of implementation.

The tax-exempt income attributable to the "Beneficiary Enterprises" can be distributed to shareholders without imposing tax liability on the Company only upon the complete liquidation of the Company. In the event of a distribution of such tax-exempt income as a cash dividend in a manner other than in the complete liquidation of the Company, the Company will be required to pay tax at the rate of 10% to 25% on the amount distributed. In addition, these dividends will be subject to 15% withholding tax.

Should InspireMD Ltd. derive income from sources other than the "Beneficiary Enterprises" during the period of benefits, such income shall be taxable at the regular corporate tax rate.

2.	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon InspireMD Ltd. fulfilling the conditions stipulated by the law, regulations published thereunder and the instruments of approval for the specific investments in approved assets. In the event of failure to comply with these conditions, the benefits may be cancelled InspireMD Ltd. may be required to refund the amount of the benefits, in whole or in part, with the addition of interest.

3.	Amendment of the Law for the Encouragement of Capital Investments, 1959

The Israeli Law for Encouragement of Capital Investments, 1959 was amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Knesset (the Israeli parliament) on December 29, 2010. The amendment became effective as of January 1, 2011.

The amendment set alternative benefit tracks to the ones then in place, as follows: (i) an investment grants track designed for enterprises located in national development zone A and (ii) two new tax benefits tracks (for preferred enterprises and for special preferred enterprises), which provide for application of a unified tax rate to all preferred income of the company, as defined in the amendment.

The tax rates at company level, under the law, were as follows:

Years	Development Zone A	Other Areas in Israel

"Preferred enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise" commencing 2011	5%	8%

The benefits granted to the preferred enterprises were to be unlimited in time, unlike the benefits granted to special preferred enterprises, which were to be limited for a period of 10 years. The benefits were to be granted to companies that qualified under criteria set in the amendment; for the most part, those criteria were similar to the criteria that were set in the law prior to its amendment.

Under the transitional provisions of the amendment, an Israeli company was allowed to continue to enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. The company was allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment commenced not later than the end of 2010. On each year during the period of benefits, the company would have been able to opt for application of the amendment, thereby making available to itself the tax rates above. Company's opting for application of the amendment was irrecoverable.

c.	Carry forward tax losses

As of June 30, 2012, InspireMD Ltd. had a net carry forward tax loss of approximately $18 million. Under Israeli tax laws, the carry forward tax losses can be utilized indefinitely. InspireMD, Inc. had a net carry forward tax loss of approximately $10 million. Under U.S. tax laws, InspireMD, Inc.'s tax losses can be utilized two years back and twenty years forward. InspireMD, Inc.'s carry forward tax losses will begin to expire on June 30, 2031.

d.	Tax assessments

The Company and its subsidiaries have not been assessed for tax purposes since incorporation.

e.	Loss before income taxes

The components of loss before income taxes are as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(2,226)	$(7,029)	$-	$-
InspireMD Ltd.	(4,814)	(7,636)	(3,115)	(2,624)
InspireMD GmbH	(9)	2	(258)	(53)
	$(7,049)	$(14,663)	$(3,373)	$(2,677)

Current taxes on income

Tax expenses in the amount of $32 thousand for the six month period ended June 30, 2012, and $2, $47 thousand and $47 thousand thousand for the years ended December 31, 2011, 2010 and 2009, respectively, are related to non-U.S. operations.

Following is a reconciliation of the theoretical tax expense, assuming all income were taxed at the regular tax rates applicable to the Company in the U.S. (see c above), and the actual tax expense:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$7,049	$14,663	$3,373	$2,677
Theoretical tax benefit	(2,397)	(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	863	601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate		(116)	62	24
Increase (decrease) in uncertain tax positions - net		(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	434	1,385	304	214
Change in corporate tax rates, see c above		(545)	-	481
Change in valuation allowance	1,132	3,722	367	116
	$32	$2	$47	$47

As of June 30, 2012, as well as December 31, 2011, 2010 and 2009, the Company determined that it was more likely than not that the benefit of the operating losses would not be realized and consequently, management concluded that full valuation allowances should be established regarding the Company's deferred tax assets.

The changes in the valuation allowance for the six month period ended June 30, 2012 and years ended December 31, 2011 and 2010 were as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at the beginning of the year	$6,918	$3,196	$2,829	$2,713
Changes during the year	1,132	3,722	367	116
Balance at the end of the year	$8,050	$6,918	$3,196	$2,829

f.	Accounting for Uncertain Tax position

Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits during the six month period ended June 30, 2012, as well as the years ended December 31, 2011 and 2010:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$60	$30	$0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period	$-	$-	$60	$30

All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
U.S.	2008-2011
Israel	2006-2011
Germany	2008-2011

The Company and its subsidiaries applied for a change of fiscal year for its tax filings to end in June 30, 2012 in the different territories.

g.	Deferred income tax:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010
	($ in thousands)
Short-term:
Allowance for doubtful accounts	$54	$37	$36
Provision for vacation and recreation pay	70	69	38
	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share-based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
	7,926	6,812	3,122
Less-valuation allowance	(8,050)	(6,918)	(3,196)
	$-	$-	$-

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	6 Months Ended
Jun. 30, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Balance sheets:

a.	Accounts receivable:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
1) Trade:
Open accounts	$2,039	$2,426	$998
Allowance for doubtful accounts	(215)	(142)	(146)
	$1,824	$2,284	$852
2) Other:
Due from government institutions	$124	$68	$56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
	$264	$118	$75

The changes in "Allowance for doubtful accounts" during the six month period ended June 30, 2012 and the years ended December 31, 2011 and 2010 are as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$142	$146	$6	$6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	$215	$142	$146	$6

b.	Inventories:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704

As of June 30, 2012, the Company recorded a provision for slow moving inventory in the amount of $443 thousand.

c.	Inventory on consignment

The changes in inventory on consignment during the six months ended June 30, 2012, as well as the years ended December 31, 2011 and 2010, are as follows:

	6 month period ended	Year ended December 31,
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$110	$371	$1,093	$1,423
Costs of revenues deferred during the period	20	110	326	421
Costs of revenues recognized during the period	(67)	(371)	(1,048)	(751)
Balance at end of period	$63	$110	$371	$1,093

As of June 30, 2012, December 31, 2011 and 2010, Inventory on consignment included an amount of $63 thousand, $110 thousand and $371 thousand, respectively, related to products sales for which product returns could not be reliably estimated, with the remainder relating to products sales for which returns were reliably estimated.

d.	Accounts payable and accruals-other:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Employees and employee institutions	$438	$376	$375
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
	$2,925	$2,217	$1,509

e.	Deferred revenues

The changes in deferred revenues during the six month period ending June 30, 2012, and the years ended December 31, 2011 and 2010 are as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$398	$1,975	$2,482
Revenue deferred during the period	25		320	616
Revenue recognized during the period	(15)	(398)	(1,897)	(1,123)
Balance at end of period	$10	$-	$398	$1,975

Statements of Operation:

f.	Financial expenses (income), net:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Bank commissions	$30	$63	$83	$18
Interest income	(9)	(36)	(1)	(1)
Exchange rate differences	(40)	177	(33)	30
Interest expense (including debt issuance costs)	1,232	730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan				(308)
	$(109)	$934	$154	$(40)

ENTITY WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2012
ENTITY WIDE DISCLOSURES [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 13 - ENTITY WIDE DISCLOSURES

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)

Russia	$452	$360	$12	$203
Germany	285	298	507	191
India	120	1,083	-	-
Israel	60	730	119	-
Italy	179	313	390	668
Cyprus	10	60	7	337
Pakistan	-	5	193	477
Poland	140	268	1,446	-
Other	825	2,887	2,275	1,535
	$2,071	$6,004	$4,949	$3,411

By principal customers:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Customer A	22%	6%	-%	6%
Customer B	14%	5%	10%	6%
Customer C	6%	18%	-%	-%
Customer D	3%	12%	2%	-%
Customer E	9%	5%	8%	20%
Customer F	-%	1%	-%	10%
Customer G	-%	-%	4%	14%
Customer H	7%	4%	29%	-%

All tangible long lived assets are located in Israel.

TRANSITION PERIOD COMPARATIVE DATA	6 Months Ended
Jun. 30, 2012
TRANSITION PERIOD COMPARATIVE DATA [Abstract]
TRANSITION PERIOD COMPARATIVE DATA

NOTE 14 - TRANSITION PERIOD COMPARATIVE DATA

	Six month period ended June 30,
	2012	2011 (unaudited)

	($ in thousands)
Operating Data:
Revenues	$2,071	$2,726
Cost of revenues	1,377	1,539
Gross Profit	694	1,187
Operating expenses:
Research and development	2,607	1,093
Selling and marketing	1,246	1,045
General and administrative (including $1,454 and $99 of share-based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	3,999	2,391
Total operating expenses	7,852	4,529
Loss from operations	(7,158)	(3,342)
Financial expenses (income), net	(109)	787
Loss before income taxes	(7,049)	(4,129)
Tax expenses	32	20
Net loss	$(7,081)	$(4,149)
Net loss per share - basic and diluted	$(0.10)	$(0.07)

Weighted average number of ordinary shares used in computing net loss per share - basic and diluted	68,176,882	57,312,945
Cash Flow Data:
Net cash used by operating activities	$(4,363)	$(1,786)
Net cash used by investing activities	(200)	(144)
Net cash provided by financing activities	9,753	9,356
Effect of exchange rate changes on cash and cash equivalents		8
Net increase in cash and cash equivalents	$5,190	$7,434

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS:

On August 20, 2012, the Company announced that a multi-center randomized trial of its MGuard™ embolic protection stent demonstrated a positive outcome in treating patients suffering heart attacks when compared to commercially-approved bare metal or drug-eluting stents.

On August 1, 2012, the Company's board of directors issued a consultant options with certain performance conditions to purchase 200,000 shares of common stock at an exercise price of $1.18 per share, the closing price of the common stock on the date of grant.

On August 27, 2012, the Company's board of directors issued a member of the immediate family of the CEO options to purchase 243,483 shares of common stock at an exercise price of $1.45 per share, the closing price of the common stock on the date of grant.

On August 27, 2012, the Company's board of directors approved the extension of 121,740 options previously granted to a member of the immediate family of the CEO. Following the extension, the options can be exercised until September 30, 2014.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounting principles
a.	Accounting principles
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").
Use of estimates
b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to inventory write-off, provisions for returns, legal contingencies, estimation of the fair value of share-based compensation and estimation of the fair value of warrants.

Functional currency
c.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("$" or "dollar"). Accordingly, the functional currency of the Company and of the subsidiaries is the dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents
e.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawal or use, to be cash equivalents.

Restricted cash
f.	Restricted cash

The Company maintains certain cash amounts restricted as to withdrawal or use, related to credit cards. Restricted cash is denominated in dollars and New Israel Shekel ("NIS"). See also Note 9c(2).

Concentration of credit risk and allowance for doubtful accounts
g.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents and restricted cash, which are deposited in major financial institutions in the "U.S.", Israel and Germany, and trade accounts receivable. The Company's trade accounts receivable are derived from revenues earned from customers from various countries. The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral from its customers. The Company also has a credit insurance policy for some of its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Company reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Company determines that a specific customer is unable to meet its financial obligations to the Company, the Company provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected. To mitigate risks, the Company deposits cash and cash equivalents with high credit quality financial institutions.

Provisions for doubtful accounts receivable are netted against "Accounts receivable-Trade."

Inventory
h.	Inventory

Inventories include finished goods, work in process and raw materials. Inventories are stated at the lower of cost (cost is determined on a "first-in, first-out" basis) or market value. The Company's inventories generally have a limited shelf life and are subject to impairment as they approach their expiration dates. The Company regularly evaluates the carrying value of the Company's inventories and when, in the Company's opinion, factors indicate that impairment has occurred, the Company establishes a reserve against the inventories' carrying value. The Company's determination that a valuation reserve might be required and the quantification of such reserve require management to utilize significant judgment. With respect to inventory on consignment, see Note 2k.

Property, plant and equipment
i.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, five years for vehicles and seven to fifteen years for office furniture and equipment and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

Impairment of property, plant and equipment
j.	Impairment of property, plant and equipment

The Company reviews its property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of the property, plant and equipment is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

To date, the Company has not recorded any impairment charges relating to its property, plant and equipment.

Revenue recognition
k.	Revenue recognition

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer, collection is reasonably assured and product returns can be reliably estimated. When product returns can be reliably estimated a provision is recorded, based on historical experience, and deducted from revenues. The provision for product returns and related costs are included in "Accounts payable and accruals-other" under "Current liabilities" and "Inventory-On consignment," respectively.

When returns cannot be reliably estimated, both related revenues and costs are deferred, and presented under "Deferred revenues" and "Inventory-On consignment," respectively.

As of June 30, 2012, there are no deferred revenues related to sales for which the rate of return cannot be reliably estimated.

The Company's revenue arrangements may contain delivery of free products upon the achievement of sales targets. Each period, the Company estimates the amount of free products to which these distributors will be entitled based upon the expected achievement of sales targets and defers a portion of revenues accordingly.

The Company recognizes revenue net of value added tax (VAT).

Research and development costs
l.	Research and development costs
Research and development costs are charged to the statement of operations as incurred.
Share-based compensation
m.	Share-based compensation

Employee option awards are classified as equity awards and accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model and expensed over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation expenses for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

The Company accounts for equity instruments issued to third party service providers (non-employees), by recording the fair value of the options granted using an option pricing model, at each reporting period, until awards are vested in full. The expense is recognized over the vesting period using the accelerated multiple option approach.

However, when the grant relates to options granted to third parties as consideration for introducing investors to the Company, the costs are recorded as issuance costs, of the various financial instruments issued.

In addition, certain share-based awards of the Company are performance based and dependent upon achieving certain goals. With respect to these awards, the company estimates the expected pre-vesting award probability that the performance conditions will be achieved. The Company only recognizes expense for the shares that are expected to vest.

Uncertain tax positions
n.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. If under the first step a tax provision is assessed to be more likely than not of being sustained on audit, the second step is performed, under which the tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within "Financial expenses (income)-net".

Deferred income taxes
o.	Deferred income taxes

Deferred taxes are determined utilizing the "asset and liability" method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. The Company assesses realization of deferred income tax assets and, based on all available evidence, concludes whether it is more likely than not that the net deferred income tax assets will be realized. A valuation allowance is provided for the amount of deferred income tax assets not considered to be realizable.

The Company may incur additional tax liability in the event of intercompany dividend distributions by its subsidiary. Such additional tax liability in respect of these foreign subsidiaries has not been provided for in these financial statements as it is the Company's policy to permanently reinvest the subsidiaries' earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax opportunity that may arise.

Taxes that would apply in the event of disposal of investments in the foreign subsidiary have not been taken into account in computing the deferred taxes, as it is the Company's intention to hold, and not to realize, this investment.

Advertising
p.	Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expenses were $361 thousand for the six month period ended June 30, 2012, and $400 thousand, $467 thousand and $275 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

Net loss per share
q.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the year by the weighted average number of ordinary shares outstanding during the year. The calculation of diluted net loss per share excludes potential ordinary shares as the effect is anti-dilutive. Potential ordinary shares are comprised of incremental ordinary shares issuable upon the exercise of share options, warrants and convertible loans.

For the six month period ended June 30, 2012, as well as the years ended December 31, 2011, 2010 and 2009, all ordinary shares underlying outstanding options, warrants and convertible loans have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. The total number of ordinary shares related to outstanding options, warrants and convertible loans excluded from the calculations of diluted loss per share were 32,470,307 for the six month period ended June 30, 2012, and 21,626,451, 9,502,111 and 5,877,388 for the years ended December 31, 2011, 2010 and 2009, respectively.

Segment reporting
r.	Segment reporting
The Company has one operating and reportable segment.
Factoring of receivables
s.	Factoring of receivables

The Company entered into factoring agreements amounting to $1,200 thousand and $942 thousand during the years ended December 31, 2011 and 2010, respectively, with certain banking institutions on a non-recourse basis. The factoring of trade receivables under these agreements were accounted for as sales. Under the terms of these factoring agreements, the Company transferred ownership of eligible trade receivables without recourse to the respective banking institutions in exchange for cash. Proceeds on the transfers reflect the face value of the account less a discount. The discounts, $12 thousand and $37 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

The receivables sold pursuant to these factoring agreements are excluded from 'Accounts receivable-Trade" on the Consolidated Balance Sheets and are reflected as cash provided by operating activities on the Consolidated Statements of Cash Flows. The banking institution had no recourse to the Company's assets for failure of debtors to pay when due.

The related commissions on the sales of trade receivables sold under these factoring agreements amounting to $23 thousand and $4 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

Fair value measurement
t.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Put warrants
u.	Put warrants

Put warrants that embody an obligation to repurchase the Company's equity shares, or are indexed to such an obligation, and that require or may require the Company to settle the obligation by transferring assets are within the scope of Accounting Standards Codification ("ASC") 480-10-25-8, and are recognized as a liability and measured at fair value at each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(A).

Beneficial conversion feature ("BCF")
v.	Beneficial conversion feature ("BCF")

When the Company issues convertible debt, if the stock price is greater than the effective conversion price (after allocation of the total proceeds) on the measurement date, the conversion feature is considered "beneficial" to the holder. If there is no contingency, this difference is treated as issued equity and reduces the carrying value of the host debt; the discount is accreted as deemed interest on the debt. See Note 6a(4)(B).

Embedded derivatives
w.	Embedded derivatives

Embedded derivatives in debt contracts that are not clearly and closely related to the host debt are bifurcated and accounted for separately. Those embedded derivatives are measured at fair value each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(B).

Allocation of issuance proceeds
x.	Allocation of issuance proceeds

The Company allocated proceeds from its issuance of debt that was sold with detachable warrants that are classified as liability as follows: first to the warrants based on their full fair value; then to any embedded derivatives in the debt that require bifurcation at their fair values; then the residual amount of the proceeds to the debt. See Note 6a(4)(B).

Newly adopted accounting guidance
y.	Newly adopted accounting guidance

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

Effective January 1, 2012, the Company adopted ASU 2011-04. The adoption of this accounting standards update did not have a material impact on the Company's consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
		June 30	December 31
	Level	2012	2011	2010
		($ in thousands)

2010 Convertible Debentures	3	$-	$-	$1,044
2012 Warrants at fair value	2	1,706
Embedded derivative	3	49
		$1,755	$-	$1,044

Schedule of Financial Liabilities Estimated Utilizing Level 3 Inputs
	Embedded Derivative	Convertible Loan
	($ in thousands)	($ in thousands)

Balance as of January 1, 2010	$-	$-
Issuances		1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		(89)
Balance as of December 31, 2010	-	1,044
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624
Convertion to Company's shares of common stock		(668)
Redemption		(1,000)
Balance as of December 31, 2011	-	-
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Balance as of June 30, 2012	$49	$-

PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant, and Equipment
	June 30	December 31
	2012	2011	2010
	($ in thousands)
Cost:
Vehicles	$-	$-	$44
Computer equipment	142	123	75
Office furniture and equipment	83	56	54
Machinery and equipment	598	597	416
Leasehold improvements	111	47	47
	934	823	636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	$462	$420	$282

RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
RELATED PARTIES TRANSACTIONS [Abstract]
Schedule of Balances with Related Parties
	June 30	December 31
	2012	2011	2010
	($ in thousands)
Current liabilities:
Trade payable	$-	$2	$3
Other accounts payable	$45	$22	$121
Loans from shareholders	$-	$-	$20

Schedule of Transactions with Related Parties
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Expenses:
Share-based compensation	$1,365	$8,212	$236	$-
Salaries and related expenses	$261	$147	$241	$152
Consulting fees	$105	$445	$226	$194
Financial expenses				$1
Rent income	$(2)	$(16)	$(15)	$(13)

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
Building [Member]
Operating Leased Assets [Line Items]
Schedule of Aggregate Future Minimum Lease Obligations
($ in thousands)
Year Ended June 30:
2013	$345
2014	320
2015	122
$787

Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Aggregate Future Minimum Lease Obligations
($ in thousands)
Year Ended June 30:
2013	$58
2014	46
2015	22
$126

EQUITY (CAPITAL DEFICIENCY) (Tables)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Additional Information about Warrants and Share Options
	Outstanding as of June 30, 2012
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
0-0.001	3,906,137	4.72	3,703,236
0.183	205,012	3.41	205,012
0.188	334,545	3.73	334,545
0.73	505,000	9.92
0.79	390,000	9.97
0.8	300,000	9.9
0.99	584,357	5.76	584,357
1.23	3,450,326	4.59	2,950,722
1.5	3,139,232	3.79	2,719,357
1.725	14,608	6.5	14,608
1.75	81,161	3.92	27,054
1.8	752,717	4.2	752,717
1.93	215,000	3.94	66,666
1.95	3,347,000	9.38	483,333
2.00	40,000	4.18
2.1	10,000	9.5
2.5	500,000	9.04
2.6	5,000	3.98	1,667
	17,780,095	5.85	11,843,274

Schedule of Allocation of Share Based Compensation Expense
	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Revenue	$68	$-	$-	$-
Cost of revenues	35	350	160	49
Research and development	206	267	536	356
Sales and marketing	181	431	55	92
General and administrative	1,454	8,542	869	65
	$1,944	$9,590	$1,620	$562

Options and Warrants Granted to Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Warrants and Share Options
	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65	2,447,166	$0.53
Granted*	1,335,000	0.89	6,292,416	1.92	1,785,543	0.62	227,251	0.79
Forfeited	(121,684)	1.59	(723,489)	1.68	(340,876)	0.65	(158,264)	0.85
Exercised	-	-	(1,000,000)	1.5	-	-	(458,723)	-
Outstanding -end of period	9,284,331	1.32	8,071,024	$1.4	3,502,097	$0.69	2,057,430	$0.65
Exercisable at the end of the period	3,616,433	$0.88	2,868,463	$0.71	2,204,536	$0.74	1,034,129	$0.3

* Including 40,000 and 1,450,000 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

Schedule of Assumptions used to determine the Fair Value of Options
	6 months ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	5.5-6.5 years	0.17-6.5 years	5.25-6 years	5.54-6 years
Risk-free interest rates	0.7%-1.3%	0.03%-2.79%	1.7%-2.69%	1.7%-2.49%
Volatility	58%-66%	55%-79%	79%-80%	75%-79%
Dividend yield	0%	0%	0%	0%

Options and Warrants Granted to Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Warrants and Share Options
	6 month period ended		Year Ended December 31,
	June 30, 2012		2011		2010		2009
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2	3,382,142	$0.1
Granted*	531,446	1.24	3,963,322	1.48	1,079,440	1.21	357,766	1.07
Forfeited	(437,706)	0.59	(258,904)	0.62	(121,742)	-	-	-
Exercised	-	-	-	-	-	-	-	-
Outstanding - end of period	8,495,764	$0.95	8,402,024	$0.98	4,697,606	$0.39	3,739,908	$0.2
Exercisable at the end of the period	8,226,841	$0.94	8,199,858	$0.96	4,635,583	$0.4	3,439,944	$0.12

* Including 77,915 and 97,394 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

Schedule of Assumptions used to determine the Fair Value of Options
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Expected life	2-10 years	1-10 years	9.7-10 years	9-10 years
Risk-free interest rates	0.3%-1.47%	1.02%-3.39%	2.65%-3.01%	3.4%-3.59%
Volatility	47%-65%	53%-62%	87%	86%-91%
Dividend yield	0%	0%	0%	0%

TAXES ON INCOME (Tables)	6 Months Ended
Jun. 30, 2012
TAXES ON INCOME [Abstract]
Schedule of Income Tax Rates
Years	Development Zone A	Other Areas in Israel

"Preferred enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise" commencing 2011	5%	8%

Schedule of the Components of Loss before Income Taxes
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(2,226)	$(7,029)	$-	$-
InspireMD Ltd.	(4,814)	(7,636)	(3,115)	(2,624)
InspireMD GmbH	(9)	2	(258)	(53)
	$(7,049)	$(14,663)	$(3,373)	$(2,677)

Schedule of Current Taxes on Income
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$7,049	$14,663	$3,373	$2,677
Theoretical tax benefit	(2,397)	(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	863	601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate		(116)	62	24
Increase (decrease) in uncertain tax positions - net		(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	434	1,385	304	214
Change in corporate tax rates, see c above		(545)	-	481
Change in valuation allowance	1,132	3,722	367	116
	$32	$2	$47	$47

Schedule of the Changes in the Valuation Allowance
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at the beginning of the year	$6,918	$3,196	$2,829	$2,713
Changes during the year	1,132	3,722	367	116
Balance at the end of the year	$8,050	$6,918	$3,196	$2,829

Reconciliation of Unrecognized Tax Benefits
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$60	$30	$0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period	$-	$-	$60	$30

Schedule of Open Tax Years
Jurisdiction	Years
U.S.	2008-2011
Israel	2006-2011
Germany	2008-2011

Schedule of Deferred Tax Assets and Liabilities
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010
	($ in thousands)
Short-term:
Allowance for doubtful accounts	$54	$37	$36
Provision for vacation and recreation pay	70	69	38
	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share-based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
	7,926	6,812	3,122
Less-valuation allowance	(8,050)	(6,918)	(3,196)
	$-	$-	$-

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Accounts Receivable
		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
1) Trade:
Open accounts	$2,039	$2,426	$998
Allowance for doubtful accounts	(215)	(142)	(146)
	$1,824	$2,284	$852
2) Other:
Due from government institutions	$124	$68	$56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
	$264	$118	$75

Schedule of Changes in Allowance for Doubtful Accounts
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$142	$146	$6	$6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	$215	$142	$146	$6

Schedule of Inventories
		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704

Schedule of Inventory on Consignment
	6 month period ended	Year ended December 31,
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$110	$371	$1,093	$1,423
Costs of revenues deferred during the period	20	110	326	421
Costs of revenues recognized during the period	(67)	(371)	(1,048)	(751)
Balance at end of period	$63	$110	$371	$1,093

Schedule of Accounts Payable and Accruals
		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Employees and employee institutions	$438	$376	$375
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
	$2,925	$2,217	$1,509

Schedule of Deferred Revenues
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$398	$1,975	$2,482
Revenue deferred during the period	25		320	616
Revenue recognized during the period	(15)	(398)	(1,897)	(1,123)
Balance at end of period	$10	$-	$398	$1,975

Schedule of Financial Expenses (Income), Net
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Bank commissions	$30	$63	$83	$18
Interest income	(9)	(36)	(1)	(1)
Exchange rate differences	(40)	177	(33)	30
Interest expense (including debt issuance costs)	1,232	730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan				(308)
	$(109)	$934	$154	$(40)

ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2012
ENTITY WIDE DISCLOSURES [Abstract]
Schedule of Revenues Attributed to Geographic Areas
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)

Russia	$452	$360	$12	$203
Germany	285	298	507	191
India	120	1,083	-	-
Israel	60	730	119	-
Italy	179	313	390	668
Cyprus	10	60	7	337
Pakistan	-	5	193	477
Poland	140	268	1,446	-
Other	825	2,887	2,275	1,535
	$2,071	$6,004	$4,949	$3,411

Schedule of Principal Customers
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Customer A	22%	6%	-%	6%
Customer B	14%	5%	10%	6%
Customer C	6%	18%	-%	-%
Customer D	3%	12%	2%	-%
Customer E	9%	5%	8%	20%
Customer F	-%	1%	-%	10%
Customer G	-%	-%	4%	14%
Customer H	7%	4%	29%	-%

TRANSITION PERIOD COMPARATIVE DATA (Tables)	6 Months Ended
Jun. 30, 2012
TRANSITION PERIOD COMPARATIVE DATA [Abstract]
Schedule of Transition Period Comparative Data
	Six month period ended June 30,
	2012	2011 (unaudited)

	($ in thousands)
Operating Data:
Revenues	$2,071	$2,726
Cost of revenues	1,377	1,539
Gross Profit	694	1,187
Operating expenses:
Research and development	2,607	1,093
Selling and marketing	1,246	1,045
General and administrative (including $1,454 and $99 of share-based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	3,999	2,391
Total operating expenses	7,852	4,529
Loss from operations	(7,158)	(3,342)
Financial expenses (income), net	(109)	787
Loss before income taxes	(7,049)	(4,129)
Tax expenses	32	20
Net loss	$(7,081)	$(4,149)
Net loss per share - basic and diluted	$(0.10)	$(0.07)

Weighted average number of ordinary shares used in computing net loss per share - basic and diluted	68,176,882	57,312,945
Cash Flow Data:
Net cash used by operating activities	$(4,363)	$(1,786)
Net cash used by investing activities	(200)	(144)
Net cash provided by financing activities	9,753	9,356
Effect of exchange rate changes on cash and cash equivalents		8
Net increase in cash and cash equivalents	$5,190	$7,434

DESCRIPTION OF BUSINESS (Details) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]
Business Acquisition [Line Items]
Percent of ordinary shares acquired							91.70%
Number of shares issued for business acquisition						4,194,756	46,471,907	50,666,663
Net loss	$ (7,081,000)	$ (4,149,000)	$ (14,665,000)	$ (3,420,000)	$ (2,724,000)
Net cash used by operating activities	(4,363,000)	(1,786,000)	(6,003,000)	(2,710,000)	(1,545,000)
Working capital	(10,800,000)
Amount Of Payment To Redeem Debt	$ 13,300,000

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising
Costs related to advertising and promotion	$ 361	$ 400	$ 467	$ 275
Net loss per share
Total number of anti-dilutive securities	32,470,307	21,626,451	9,502,111	5,877,388
Factoring of receivables
Amount of financing receivables		1,200	942
Discounts recorded on factoring of receivables		12	37
Commissions on sales of trade receivables		$ 23	$ 4
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7
Estimated useful life, maximum	15
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7
Estimated useful life, maximum	15

FAIR VALUE MEASUREMENT (Schedule of Financial Liabilities at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2012 Warrants at fair value	$ 1,706
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	1,755		1,044
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2012 Warrants at fair value	1,706
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2010 Convertible Debentures			1,044
Embedded derivative	$ 49

FAIR VALUE MEASUREMENT (Schedule of Financial Liabilities Estimated Utilizing Level 3 Inputs) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Conversion to Company's shares of common stock
Redemption
Ending balance	49
Convertible Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		1,044
Issuances			1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624	(89)
Conversion to Company's shares of common stock		(668)
Redemption		(1,000)
Ending balance			$ 1,044

FAIR VALUE MEASUREMENT (Narrative) (Details)	0 Months Ended	6 Months Ended
	Apr. 05, 2012	Jun. 30, 2012
8% Senior Secured Convertible Debentures [Member]
Fair value assumptions:
Debt maturity date		Apr 5, 2014
Embedded Derivative [Member]
Fair value assumptions:
Credit spread	23.10%	26.50%
Recovery rate	49.80%	49.80%
Probability of non-financial event of default	5.00%	5.00%
Warrant [Member]
Fair value assumptions:
Expected term	5 years	4 years 9 months 3 days
Volatility	66.10%	69.60%
Risk-free interest rate	1.01%	0.72%
Dividend yield	0.00%	0.00%

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost:	$ 934	$ 823	$ 636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	462	420	282
Depreciation of property, plant and equipment	69	89	91	89
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:			44
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	142	123	75
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	83	56	54
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	598	597	416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 111	$ 47	$ 47

LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT [Abstract]
Percent of salary, monthly deposits	8.33%
Severance pay expenses	$ 117	$ 155	$ 114	$ 78
Defined contribution plan expenses	96	197	90	82
Gain (loss) on amounts funded in respect of employee rights upon retirement	6	(8)	11	10
Expected contribution cost in 2013	$ 198

CONVERTIBLE LOANS (2012 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Placement Agent [Member]	Apr. 05, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 8% Senior Secured Convertible Debentures [Member]	Apr. 05, 2012 8% Senior Secured Convertible Debentures [Member]	Jun. 30, 2012 Mandatory Default Amount [Member]
Debt Instrument [Line Items]
Debt maturity date								Apr 5, 2014
Original aggregate principal amount								$ 11,702,128
Proceeds from issuance of convertible loan			1,073,000					11,000,000
Loan interest rate								8.00%		24.00%
Date of first required payment								July 1, 2012
Debt conversion price								$ 1.75
Conversion adjustment amount, conversion ratio								0.00021917808
Percent of stock price triggering forcible conversion								165.00%
Minimum trading volume triggering forcible conversion								1,100,000
Maximum percent of shares by any holder								4.99%
Maximum percent of shares owned by any holder, after notice								9.99%
Percent of holders required to elect default								60.00%
Percent of principal at which debt can be redeemed								112.00%
Direct transaction costs paid					1,200,000			1,394,000
Warrants Disclosures:
Number of shares called by warrants					312,310		3,343,465
Warrant exercise price					1.8		1.8
Warrant expiration date							Apr 5, 2017
Payments for placement fees		1,014,000	78,000	11,000
Dividend yield						0.00%	0.00%
Expected term						5 years	4 years 9 months 3 days
Volatility						66.10%	69.60%
Risk-free interest rate						1.01%	0.72%
Fair Value Disclosures:
Contingently redeemable warrants	1,706,000						4,395,000	2,807,000	262,000
Embedded derivative								8,000
Beneficial conversion feature								3,790,000
2010 Convertible Debentures								8,185,000
Deferred debt issuance costs									$ 1,037,000

CONVERTIBLE LOANS (2010 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Jul. 31, 2010 Warrants Issued with 2010 Debentures [Member]	Jul. 31, 2010 8% Senior Convertible Debentures [Member]	Mar. 31, 2011 8% Senior Convertible Debentures [Member]
Debt Instrument [Line Items]
Original aggregate principal amount							$ 1,580,000
Number of shares called by warrants						1,014,513
Warrant exercise price						1.23
Proceeds from issuance of convertible loan			1,073,000				1,580,000
Loan interest rate							8.00%
Debt conversion price							$ 1.5
Amount of financing event							3,000,000
Automatic conversion of shares, price discount							15.00%
Fair Value Disclosures:
2010 Convertible Debentures							1,133,000
Contingently redeemable warrants	1,706,000					447,000
Direct transaction costs paid						23,000
Conversion of convertible loan into shares		668,000			667,596
Unpaid principal outstanding								$ 1,000,000

CONVERTIBLE LOANS (2011 Convertible Loan Agreement) (Details)	6 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 01, 2011 Convertible Loan Agreement with Distributor [Member] USD ($)	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member] USD ($)	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member]	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member] InspireMD Ltd. [Member] USD ($)
Debt Instrument [Line Items]
Original aggregate principal amount						$ 100,000
Debt conversion price						$ 1.23		$ 10
Product, price per unit						400	400
Conversion of convertible loan into shares		$ 668,000			$ 100,000
Shares issued in exchange for surrender of loan					81,161

CONVERTIBLE LOANS (2008 Convertible Loan Agreement) (Details) (USD $)	6 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2008 2008 Convertible Loan [Member]	Apr. 30, 2008 2008 Convertible Loan [Member] Completion Of General Financing Agreement [Member]	Apr. 30, 2008 2008 Convertible Loan [Member] Completion of Initial Public Offering [Member]
Debt Instrument [Line Items]
Original aggregate principal amount					$ 720,000
Loan interest rate					10.00%
Proceeds from issuance of convertible loan			1,073,000		720,000
Debt conversion price						$ 1.48	$ 1.48
Amount of financing event						1,000,000
Conversion, price discount						30.00%	20.00%
Beneficial conversion feature					308,000
Redemption of beneficial conversion feature of convertible loan				$ 308,000	$ 308,000

LONG-TERM LOAN (Details) (USD $)	6 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 20, 2012 Loans Payable [Member]	Dec. 31, 2009 Loans Payable [Member]	Nov. 30, 2010 Loans Payable [Member]	Jan. 31, 2009 Loans Payable [Member]	Dec. 31, 2009 First Loan [Member]	Jan. 31, 2009 First Loan [Member]	Dec. 31, 2009 Second Loan [Member]	Jan. 31, 2009 Second Loan [Member]	Dec. 31, 2009 Credit Line [Member]	Jan. 31, 2009 Credit Line [Member]
Debt Instrument [Line Items]
Original aggregate principal amount										$ 750,000		$ 750,000
Spread over LIBOR										4.00%
Amount of credit line														500,000
Debt instrument fee in the event of significant transactions								250,000
Amount of liquidity event triggering obligation								100,000,000
Amount of initial public offering triggering obligation								100,000,000
Minimum compensating balance								250,000
Lien amount							300,000
Release of restricted cash	(54,000)	(159,000)	(52,000)	272,000	(300,000)
Shares issued to bank						234,814
Fair Value Disclosures:
Discount rate						25.13%
Probability of realization									40.00%		80.00%
Fair value of loan									540,000		20,000
Fair value of credit line													59,000
Fair value of shares issued						290,000
Deferred debt issuance costs								$ 41,000

RELATED PARTIES TRANSACTIONS (Narrative) (Details)	12 Months Ended			1 Months Ended		3 Months Ended	6 Months Ended			1 Months Ended		6 Months Ended	8 Months Ended	72 Months Ended
	Dec. 31, 2010 Subsidiary of Common Parent [Member]	Dec. 31, 2009 Subsidiary of Common Parent [Member] USD ($)	Dec. 31, 2007 Controlling Shareholders [Member] USD ($)	Aug. 01, 2012 Immediate Family Member of the CEO [Member] USD ($)	Aug. 01, 2012 Immediate Family Member of the CEO [Member] ILS	Jun. 30, 2011 Immediate Family Member of the CEO [Member] USD ($)	Jun. 30, 2012 Immediate Family Member of the CEO [Member] USD ($)	Dec. 31, 2008 Immediate Family Member of the CEO [Member] USD ($)	Dec. 31, 2008 Immediate Family Member of the CEO [Member] ILS	Jun. 30, 2012 President and CEO [Member] USD ($)	Sep. 30, 2009 President and CEO [Member]	Dec. 31, 2008 President and CEO [Member]	Nov. 30, 2011 President and CEO [Member] USD ($)	Mar. 31, 2011 President and CEO [Member] USD ($)
Related Party Transaction [Line Items]
Amount of monthly transaction		$ 1,000				$ 12,500	$ 15,500			$ 20,000			$ 21,563	$ 15,367
Percent increase (decrease) in related party transaction amounts	10.00%										25.00%	(25.00%)
Amount of daily consultancy fee				625	2,500			400
Amount of hourly consultancy fee								45	154
Amount of bonus				10,000	40,000
Proceeds from loan			$ 40,000
Benefits as a percent of gross salary														25.00%

RELATED PARTIES TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Trade payable		$ 2	$ 3
Other accounts payable	45	22	121
Loans from shareholders			$ 20

RELATED PARTIES TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Share based compensation	$ 1,365	$ 8,212	$ 236
Salaries and related expenses	261	147	241	152
Consulting fees	105	445	226	194
Financial expenses				1
Rent income	$ (2)	$ (16)	$ (15)	$ (13)

COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments, License Agreement, Liens and Pledges) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease commitments:
Rent expense	$ 167,000	$ 119,000	$ 131,000	$ 126,000
License Agreement:
Royalty percent on foreign sales	7.00%
Royalty percent on sales under threshold in the US	7.00%
Sales threshold for determining royalty fee	10,000,000
Royalty percent on sales exceeding threshold in the US	10.00%
Royalties expenses	136,000	39,000
Liens and pledges
Restricted cash	37,000
Building [Member]
Operating Leased Assets [Line Items]
2013	345,000
2014	320,000
2015	122,000
Total aggregate future minimum lease obligations	787,000
Vehicles [Member]
Operating Leased Assets [Line Items]
2013	58,000
2014	46,000
2015	22,000
Total aggregate future minimum lease obligations	$ 126,000

COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 05, 2011 Positive Outcome of Litigation [Member]	Apr. 30, 2011 Finders Fee Litigation Case One [Member]	Feb. 28, 2011 Finders Fee Litigation Case One [Member]	Nov. 30, 2010 Former Employee Compensation Suit [Member]	Jun. 30, 2012 Former Employee Compensation Suit [Member]	Nov. 30, 2010 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Legal Advisor Compensation Suit [Member]	Nov. 30, 2010 Legal Advisor Compensation Suit [Member]	Jan. 31, 2012 Founder and Legal Advisors Compensation Suit [Member]	Dec. 31, 2011 Founder and Legal Advisors Compensation Suit [Member]	Mar. 31, 2011 Finders Fee Litigation Case Two [Member]	Feb. 28, 2011 Finders Fee Litigation Case Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member] InspireMD Ltd. [Member]	Jul. 31, 2012 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member] InspireMD Ltd. [Member]	Aug. 31, 2011 Former Employee Compensation Suit Two [Member]	Dec. 31, 2011 Employee Compensation Suit [Member]	Jul. 31, 2012 Statement of Claim by Assignee of Options [Member]
Loss Contingencies [Line Items]
Maximum amount of claim	$ 10,000					$ 2,500	$ 1,000	$ 430					$ 53				$ 327						$ 118
Number of securities covered by claim						250,000		2,029,025		496,056								110,785	13,650		39,087	4,816	486,966	584,357	334,546
Exercise price of securities covered by claim								$ 0.001		$ 0.001								$ 0.45	$ 3.67		$ 1.23	$ 10	$ 0.001		$ 0.19
Provision included in financial statements									(88)							(327)
Share-based compensation expenses	1,944	9,590	1,620	562							134	53			(53)
Fair value of securities covered by claim								2,500		134
Number of securities settled on														194,786
Number of securities withdrawn from claim in settlement														301,272
Payment for litigation settlement																				7
Gain Contingencies [Line Items]
Counterclaim by Company					$ 29

EQUITY (CAPITAL DEFICIENCY) (Share Exchange and Private Placement Agreements and Share Issuance) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended			0 Months Ended	3 Months Ended					0 Months Ended
	Apr. 21, 2011	Apr. 18, 2011	Mar. 28, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Mar. 31, 2011 Share Exchange Warrants [Member]	Mar. 31, 2011 Share Exchange Warrants Issued to Consultants [Member]	Apr. 18, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Mar. 31, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Apr. 21, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction Two [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Warrants Converted to Company Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Options [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Options Converted to Company Options [Member]
EQUITY (CAPITAL DEFICIENCY) [Abstract]
Shares of capital stock authorized					130,000,000
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized					125,000,000	125,000,000	125,000,000
Preferred stock, shares authorized					5,000,000
Schedule of Share Exchange and Issuance [Line Items]
Number of shares issued for business acquisition																		4,194,756	46,471,907	50,666,663
Ordinary shares acquired																			6,242,754
Options outstanding																							937,256	7,606,770
Direct transaction costs paid												$ 471,000
Number of shares called by warrants										3,226,999	2,500,000	57,000	373,740	16,667	333,333	141,667	3,343,465				125,000	1,014,500
Warrant exercise price										1.8	1.5	1.8	1.8	1.8	1.8	1.8	1.8				10	1.23
Contingently redeemable warrants					1,706,000						1,500,000	67,000	212,000				4,395,000
Shares issued in private placement, transaction one	33,333	666,667	803,000	6,454,002
Shares issued in private placement, transaction two		283,334
Payments for placement fees						1,014,000	78,000	11,000					300,000
Shares issued, price per share				$ 1.5
Conversion of convertible loan into shares						668,000			667,596
Shares issued in exchange for surrender of loan									445,064
Warrants issued for debt conversion									225,532
Proceeds from private placement	50,000	1,000,000	990,000	9,013,404
Proceeds from private placement		425,000
Shares placed in escrow				1,015,622
Minimum amount of revenue to release shares and options				$ 10,000,000
Options placed in escrow				832,500
Shares released from escrow				1,015,622
Options released from escrow				832,500

EQUITY (CAPITAL DEFICIENCY) (Share Based Compensation) (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Oct. 31, 2011	Jun. 05, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 Investor Relations Firm [Member]	Dec. 31, 2011 Deferred Compensation, Share-based Payments [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $1.50 Option [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $1.23 Warrant [Member] Investor Relations Firm [Member]	Jun. 30, 2012 $1.23 Warrant [Member] Distributor [Member].	Dec. 31, 2011 Restricted Share Based Payments [Member] Investor Relations Firm [Member]	Jun. 30, 2012 Director [Member] $2.50 Option [Member]	Jun. 18, 2012 Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Director [Member] Employee Share Options and Warrants [Member]	Nov. 16, 2011 Director A [Member]	Jun. 30, 2012 Director A [Member]	Sep. 28, 2011 Director A [Member] $1.50 Option [Member]	Jul. 11, 2011 Director A [Member] $1.50 Option [Member]	Jun. 30, 2012 Director A [Member] $1.50 Option [Member]	Jul. 11, 2011 Director A [Member] $2.50 Option [Member]	Jun. 30, 2012 Director A [Member] $2.50 Option [Member]	Nov. 16, 2011 Director A [Member] $1.95 Option [Member]	Jun. 30, 2012 Director A [Member] $1.95 Option [Member]	Aug. 08, 2011 Director B [Member] $2.50 Option [Member]	Jun. 30, 2012 Director B [Member] $1.95 Option [Member]	Aug. 08, 2011 Director C [Member] $2.50 Option [Member]	Jun. 30, 2012 Director C [Member] $1.95 Option [Member]	Aug. 05, 2011 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Employee [Member] $1.95 Option [Member]	Jun. 30, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jan. 31, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved under plan			15,000,000				9,468,100																												5,331,867
Increase in shares reserved under plan	5,531,900
Weighted average of the remaining contractual life			4.46
Aggregate intrinsic value of the total exercisable warrants and options			$ 4,440,000
Total intrinsic value of options exercised			800,000
Weighted average fair value of warrants and options granted			$ 0.59	$ 0.89	$ 0.82	$ 0.96
Total unrecognized compensation cost			2,745,000
Total unrecognized compensation cost, weighted-average period recognition period			1.96
Share based compensation capitalized as part of fixed assets				62,000
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Maximum number of shares of common stock issuable under options										50,000	81,161	77,915			50,000					1,000,000		500,000		2,900,000		100,000		25,000		324,644		40,000		100,000
Fair value of options										30,000	21,000			118,000		23,000		1,700,000							3,100,000						424,000		106,000
Option exercise price										$ 1.5	$ 1.23	$ 1.23			$ 0.79					$ 1.5		$ 2.5		$ 1.95		$ 1.95		$ 1.95		$ 1.23		$ 1.95
Shares issued under compensation plan									25,000				50,000				2,900,000		1,000,000
Fair value of shares issued									68,750				62,000				5,700,000
Proceeds From Stock Options Exercised				1,500,000															1,500,000
Options forfeited																																20,000
Assumptions used to calculate fair value:
Dividend yield														0.00%		0.00%					0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected term																					0.11				5.5						3.5
Expected term, minimum														3		5.5							5.5				3		3				5.5
Expected term, maximum														4		6.5							6				4		4				6.5
Expected volatility																					0.53%				61.60%						69.00%
Expected volatility, minimum														67.00%		65.00%							62.00%				67.00%		67.00%				58.00%
Expected volatility, maximum														70.00%		66.00%							63.00%				70.00%		70.00%				60.00%
Risk-free interest rate																					0.17%				1.07%						0.62%
Risk-free interest rate, minimum														0.45%		0.78%							1.67%				0.45%		0.45%				1.01%
Risk-free interest rate, maximum														0.78%		0.97%							1.85%				0.78%		0.78%				1.26%
Nonemployee compensation
Minimum monthly fee								3,000
Maximum monthly fee								16,500
Compensation expense								181,750
Cancellation of shares
Shares issued in settlement agreement		18,785
Acquisition and cancellation of shares, shares			(18,785)
Settlement amount			$ 24,000

EQUITY (CAPITAL DEFICIENCY) (Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Employee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	8,071,024		3,502,097		2,057,430	2,447,166
Granted	1,335,000	[1]	6,292,416	[1]	1,785,543	227,251
Forfeited	(121,684)		(723,489)		(340,876)	(158,264)
Exercised			(1,000,000)			(458,723)
Outstanding -end of year	9,284,331		8,071,024		3,502,097	2,057,430
Exercisable at the end of the year	3,616,433		2,868,463		2,204,536	1,034,129
Weighted average exercise price
Outstanding - beginning of year	$ 1.4		$ 0.69		$ 0.65	$ 0.53
Granted	$ 0.89		$ 1.92		$ 0.62	$ 0.79
Forfeited	$ 1.59		$ 1.68		$ 0.65	$ 0.85
Exercised			$ 1.5
Outstanding -end of year	$ 1.32		$ 1.4		$ 0.69	$ 0.65
Exercisable at the end of the year	$ 0.88		$ 0.71		$ 0.74	$ 0.3
Employee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	40,000		1,450,000
Nonemployee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	8,402,024		4,697,606		3,739,908	3,382,142
Granted	531,446	[2]	3,963,322	[2]	1,079,440	357,766
Forfeited	(437,706)		(258,904)		(121,742)
Exercised
Outstanding -end of year	8,495,764		8,402,024		4,697,606	3,739,908
Exercisable at the end of the year	8,226,841		8,199,858		4,635,583	3,439,944
Weighted average exercise price
Outstanding - beginning of year	$ 0.98		$ 0.39		$ 0.2	$ 0.1
Granted	$ 1.24		$ 1.48		$ 1.21	$ 1.07
Forfeited	$ 0.59		$ 0.62
Exercised
Outstanding -end of year	$ 0.95		$ 0.98		$ 0.39	$ 0.2
Exercisable at the end of the year	$ 0.94		$ 0.96		$ 0.4	$ 0.12
Nonemployee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	77,915		97,394

[1]	Including 40,000 and 1,450,000 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.
[2]	Including 77,915 and 97,394 options with performance in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.

EQUITY (CAPITAL DEFICIENCY) (Additional Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants and options outstanding	17,780,095
Weighted average remaining contractual life (years)	5.85
Warrants and options exercisable	11,843,274
0-0.001 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0
Exercise price, maximum	$ 0.001
Warrants and options outstanding	3,906,137
Weighted average remaining contractual life (years)	4.72
Warrants and options exercisable	3,703,236
0.183 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.183
Warrants and options outstanding	205,012
Weighted average remaining contractual life (years)	3.41
Warrants and options exercisable	205,012
0.188 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.188
Warrants and options outstanding	334,545
Weighted average remaining contractual life (years)	3.73
Warrants and options exercisable	334,545
0.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.73
Warrants and options outstanding	505,000
Weighted average remaining contractual life (years)	9.92
Warrants and options exercisable
0.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.79
Warrants and options outstanding	390,000
Weighted average remaining contractual life (years)	9.97
Warrants and options exercisable
0.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.8
Warrants and options outstanding	300,000
Weighted average remaining contractual life (years)	9.9
Warrants and options exercisable
0.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.99
Warrants and options outstanding	584,357
Weighted average remaining contractual life (years)	5.76
Warrants and options exercisable	584,357
1.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.23
Warrants and options outstanding	3,450,326
Weighted average remaining contractual life (years)	4.59
Warrants and options exercisable	2,950,722
1.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.5
Warrants and options outstanding	3,139,232
Weighted average remaining contractual life (years)	3.79
Warrants and options exercisable	2,719,357
1.725 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.725
Warrants and options outstanding	14,608
Weighted average remaining contractual life (years)	6.5
Warrants and options exercisable	14,608
1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.75
Warrants and options outstanding	81,161
Weighted average remaining contractual life (years)	3.92
Warrants and options exercisable	27,054
1.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.8
Warrants and options outstanding	752,717
Weighted average remaining contractual life (years)	4.2
Warrants and options exercisable	752,717
1.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.93
Warrants and options outstanding	215,000
Weighted average remaining contractual life (years)	3.94
Warrants and options exercisable	66,666
1.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.95
Warrants and options outstanding	3,347,000
Weighted average remaining contractual life (years)	9.38
Warrants and options exercisable	483,333
2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2
Warrants and options outstanding	40,000
Weighted average remaining contractual life (years)	4.18
Warrants and options exercisable
2.1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.1
Warrants and options outstanding	10,000
Weighted average remaining contractual life (years)	9.5
Warrants and options exercisable
2.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.5
Warrants and options outstanding	500,000
Weighted average remaining contractual life (years)	9.04
Warrants and options exercisable
2.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.6
Warrants and options outstanding	5,000
Weighted average remaining contractual life (years)	3.98
Warrants and options exercisable	1,667

EQUITY (CAPITAL DEFICIENCY) (Assumptions Used to Determine the Fair Value of Options) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Share Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, minimum	5.5	0.17	5.25	5.54
Expected life, maximum	6.5	6.5	6	6
Risk-free interest rate, minimum	0.70%	0.03%	1.70%	1.70%
Risk-free interest rate, maximum	1.30%	2.79%	2.69%	2.49%
Volatility, minimum	58.00%	55.00%	79.00%	75.00%
Volatility, maximum	66.00%	79.00%	80.00%	79.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Nonemployee Share Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, minimum	2	1	9.7	9
Expected life, maximum	10	10	10	10
Risk-free interest rate, minimum	0.30%	1.02%	2.65%	3.40%
Risk-free interest rate, maximum	1.47%	3.39%	3.01%	3.59%
Volatility			87.00%
Volatility, minimum	47.00%	53.00%		86.00%
Volatility, maximum	65.00%	62.00%		91.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%

EQUITY (CAPITAL DEFICIENCY) (Allocation of Share Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,944		$ 9,590	$ 1,620	$ 562
Revenue [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	68
Cost of Revenues [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	35		350	160	49
Research and Development [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	206		267	536	356
Selling and Marketing [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	181		431	55	92
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,454	$ 99	$ 8,542	$ 869	$ 65

TAXES ON INCOME (Tax Rate Applicable to the Company) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes Paid	$ 37	$ 37	$ 56
"Preferred enterprise" 2011-2012 [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	10.00%
"Preferred enterprise" 2011-2012 [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	15.00%
"Preferred enterprise" 2013-2014 [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	7.00%
"Preferred enterprise" 2013-2014 [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	12.50%
"Preferred enterprise" 2015 and thereafter [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	6.00%
"Preferred enterprise" 2015 and thereafter [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	12.00%
"Special Preferred Enterprise" commencing 2011 | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	5.00%
"Special Preferred Enterprise" commencing 2011 | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	8.00%

TAXES ON INCOME (Carry Forward Tax Losses) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
InspireMD Ltd. [Member]
Carry forward tax losses:
Net carry forward tax loss	$ 18
InspireMD, Inc. [Member]
Carry forward tax losses:
Net carry forward tax loss	$ 10
Year carryforwards begin to expire	June 30, 2031

TAXES ON INCOME (Schedule of Components of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit (loss) before taxes on income:
Loss before taxes on income	$ (7,049)	$ (4,129)	$ (14,663)	$ (3,373)	$ (2,677)
InspireMD, Inc. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	(2,226)		(7,029)
InspireMD Ltd. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	(4,814)		(7,636)	(3,115)	(2,624)
InspireMD GmbH [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	$ (9)		$ 2	$ (258)	$ (53)

TAXES ON INCOME (Schedule of Current Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of tax expenses:
Loss before taxes on income, as reported in the statements of operations	$ 7,049	$ 4,129	$ 14,663	$ 3,373	$ 2,677
Theoretical tax benefit	(2,397)		(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	863		601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate			(116)	62	24
Increase (decrease) in uncertain tax positions - net			(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	434		1,385	304	214
Change in corporate tax rates, see c above			(545)		481
Change in valuation allowance	1,132		3,722	367	116
Total tax expenses	32	20	2	47	47
Changes in valuation allowance:
Valuation allowance, balance	6,918	3,196	3,196	2,829	2,713
Changes during the year	1,132		3,722	367	116
Valuation allowance, balance	$ 8,050		$ 6,918	$ 3,196	$ 2,829

TAXES ON INCOME (Accounting for Uncertain Tax position) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting for Uncertain Tax position:
Balance at beginning of period		$ 60	$ 30	$ 0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period			$ 60	$ 30
US [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2008-2011
Israel [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2006-2011
Germany [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2008-2011

TAXES ON INCOME (Schedule of Deferred Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term:
Allowance for doubtful accounts	$ 54	$ 37	$ 36
Provision for vacation and recreation pay	70	69	38
Total short-term deferred income taxes	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
Total long-term deferred income taxes	7,926	6,812	3,122
Less-valuation allowance	(8,050)	(6,918)	(3,196)
Total deferred income tax

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade:
Open accounts	$ 2,039	$ 2,426	$ 998
Allowance for doubtful accounts	(215)	(142)	(146)	(6)
Total trade	1,824	2,284	852
Other:
Due from government institutions	124	68	56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
Total other	264	118	75
Changes in Allowance for doubtful accounts:
Balance at beginning of period	142	146	6	6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	215	142	146	6
Inventories:
Finished goods	479	741	957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
Total inventories	1,744	2,061	1,704
Provision for slow moving inventory	443
Inventory on consignment:
Balance at beginning of year	110	371	1,093	1,423
Costs of revenues deferred during the year	20	110	326	421
Costs of revenues recognized during the year	(67)	(371)	(1,048)	(751)
Balance at end of year	63	110	371	1,093
Accounts payable and accruals-other:
Employees and employee institutions	438	376	375
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
Total accounts payable and accruals - others	2,925	2,217	1,509
Deferred revenues:
Balance at beginning of year		398	1,975	2,482
Revenue deferred during the year	25		320	616
Revenue recognized during the year	(15)	(398)	(1,897)	(1,123)
Balance at end of year	$ 10		$ 398	$ 1,975

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Statements of Operation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Bank commissions	$ 30		$ 63	$ 83	$ 18
Interest income	(9)		(36)	(1)	(1)
Exchange rate differences	(40)		177	(33)	30
Interest expense (including debt issuance costs)	1,232		730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan					(308)
Total financial expenses (income), net	$ (109)	$ 787	$ 934	$ 154	$ (40)

ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic areas:
Revenues	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Russia
Revenues by geographic areas:
Revenues	452		360	12	203
Germany
Revenues by geographic areas:
Revenues	285		298	507	191
India
Revenues by geographic areas:
Revenues	120		1,083
Israel
Revenues by geographic areas:
Revenues	60		730	119
Italy
Revenues by geographic areas:
Revenues	179		313	390	668
Cyprus
Revenues by geographic areas:
Revenues	10		60	7	337
Pakistan
Revenues by geographic areas:
Revenues			5	193	477
Poland
Revenues by geographic areas:
Revenues	140		268	1,446
Other [Member]
Revenues by geographic areas:
Revenues	$ 825		$ 2,887	$ 2,275	$ 1,535

ENTITY WIDE DISCLOSURES (Schedule of Revenues by Principal Customers) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A [Member]
Revenues by principal customers:
Percentage of revenues per major customer	22.00%	6.00%		6.00%
Customer B [Member]
Revenues by principal customers:
Percentage of revenues per major customer	14.00%	5.00%	10.00%	6.00%
Customer C [Member]
Revenues by principal customers:
Percentage of revenues per major customer	6.00%	18.00%
Customer D [Member]
Revenues by principal customers:
Percentage of revenues per major customer	3.00%	12.00%	2.00%
Customer E [Member]
Revenues by principal customers:
Percentage of revenues per major customer	9.00%	5.00%	8.00%	20.00%
Customer F [Member]
Revenues by principal customers:
Percentage of revenues per major customer		1.00%		10.00%
Customer G [Member]
Revenues by principal customers:
Percentage of revenues per major customer			4.00%	14.00%
Customer H [Member]
Revenues by principal customers:
Percentage of revenues per major customer	7.00%	4.00%	29.00%

TRANSITION PERIOD COMPARATIVE DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Revenues	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Cost of revenues	1,377	1,539	3,011	2,696	2,291
GROSS PROFIT	694	1,187	2,993	2,253	1,120
Operating expenses:
Research and development	2,607	1,093	2,474	1,338	1,330
Selling and marketing	1,246	1,045	1,973	1,236	1,040
General and administrative (including $1,454 and $99 of share based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	3,999	2,391	12,275	2,898	1,467
Total operating expenses	7,852	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(7,158)	(3,342)	(13,729)	(3,219)	(2,717)
Financial expenses (income), net	(109)	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(7,049)	(4,129)	(14,663)	(3,373)	(2,677)
Tax expenses	32	20	2	47	47
NET LOSS	(7,081)	(4,149)	(14,665)	(3,420)	(2,724)
Net loss per share - basic and diluted	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853
Allocation of share-based compensation expense:
Total share-based compensation expense	1,944		9,590	1,620	562
Cash Flow Data:
Net cash used by operating activities	(4,363)	(1,786)	(6,003)	(2,710)	(1,545)
Net cash used by investing activities	(200)	(144)	13	(46)	(346)
Net cash provided by financing activities	9,753	9,356	10,669	3,037	655
Effect of exchange rate changes on cash and cash equivalents		8	(221)	(21)	41
Net increase in cash and cash equivalents	5,190	7,434	4,458	260	(1,195)
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense	$ 1,454	$ 99	$ 8,542	$ 869	$ 65

SUBSEQUENT EVENTS (Details) (Issuance of Equity [Member], USD $)	1 Months Ended	2 Months Ended
	Aug. 01, 2012	Aug. 27, 2012
Issuance of Equity [Member]
Subsequent Event [Line Items]
Options granted	200,000	243,483
Option exercise price	$ 1.18	$ 1.45
Number of options modified		121,740